UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity® Floating Rate High Income Fund : FFRHX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate High Income Fund	$ 33	0.65%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.6
BB - 21.4
B - 57.1
CCC,CC,C - 7.7
D - 0.0
Not Rated - 6.0
Equities - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 88.0
Corporate Bonds - 4.9
Common Stocks - 1.3
Alternative Funds - 0.8
Preferred Securities - 0.6
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
United Kingdom - 2.8
Canada - 1.7
France - 1.2
Netherlands - 1.1
Puerto Rico - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Luxembourg - 0.3
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.5
Asurion LLC	2.4
Altice France SA	1.2
Clydesdale Acquisition Holdings Inc	1.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.1
Lumen Technologies Inc	1.0
MH Sub I LLC	1.0
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915610.100    814-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class M : FTVFX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.36%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$317,153,258
Number of Holdings	275
Portfolio Turnover	73%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.9
Financials	15.4
Health Care	10.9
Materials	10.0
Consumer Discretionary	9.3
Energy	9.0
Utilities	6.8
Real Estate	5.8
Consumer Staples	5.3
Information Technology	4.3
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.2
Canada - 5.3
Germany - 0.9
United Kingdom - 0.9
Zambia - 0.8
Puerto Rico - 0.8
France - 0.7
Belgium - 0.7
Spain - 0.5
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.4
Ventas Inc	1.1
Eversource Energy	1.0
Smurfit WestRock PLC	0.9
Cheniere Energy Inc	0.9
Molina Healthcare Inc	0.9
Apollo Global Management Inc	0.8
First Quantum Minerals Ltd	0.8
Sun Communities Inc	0.8
Bunge Global SA	0.8
9.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915728.100    1319-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class Z : FIQTX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.60%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,237,888,330
Number of Holdings	728
Portfolio Turnover	17%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 6.4
BB - 22.2
B - 29.0
CCC,CC,C - 9.0
Not Rated - 2.8
Equities - 22.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 52.7
Common Stocks - 19.6
Bank Loan Obligations - 12.4
Preferred Securities - 4.0
Alternative Funds - 2.5
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Canada - 2.0
United Kingdom - 1.9
France - 1.5
China - 0.6
Netherlands - 0.6
Zambia - 0.4
Luxembourg - 0.4
Australia - 0.3
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.7
Fidelity Private Credit Company LLC	2.5
Energy Transfer LP	2.2
EchoStar Corp	1.8
Altice France SA	1.4
Tenet Healthcare Corp	1.4
X Corp	1.4
EG Global Finance PLC	1.2
LBM Acquisition LLC	1.2
Meta Platforms Inc Class A	1.1
16.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915616.100    3278-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class Z : FVLZX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.72%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$317,153,258
Number of Holdings	275
Portfolio Turnover	73%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.9
Financials	15.4
Health Care	10.9
Materials	10.0
Consumer Discretionary	9.3
Energy	9.0
Utilities	6.8
Real Estate	5.8
Consumer Staples	5.3
Information Technology	4.3
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.2
Canada - 5.3
Germany - 0.9
United Kingdom - 0.9
Zambia - 0.8
Puerto Rico - 0.8
France - 0.7
Belgium - 0.7
Spain - 0.5
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.4
Ventas Inc	1.1
Eversource Energy	1.0
Smurfit WestRock PLC	0.9
Cheniere Energy Inc	0.9
Molina Healthcare Inc	0.9
Apollo Global Management Inc	0.8
First Quantum Minerals Ltd	0.8
Sun Communities Inc	0.8
Bunge Global SA	0.8
9.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915730.100    2890-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class A : FAHDX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.96%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,237,888,330
Number of Holdings	728
Portfolio Turnover	17%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 6.4
BB - 22.2
B - 29.0
CCC,CC,C - 9.0
Not Rated - 2.8
Equities - 22.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 52.7
Common Stocks - 19.6
Bank Loan Obligations - 12.4
Preferred Securities - 4.0
Alternative Funds - 2.5
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Canada - 2.0
United Kingdom - 1.9
France - 1.5
China - 0.6
Netherlands - 0.6
Zambia - 0.4
Luxembourg - 0.4
Australia - 0.3
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.7
Fidelity Private Credit Company LLC	2.5
Energy Transfer LP	2.2
EchoStar Corp	1.8
Altice France SA	1.4
Tenet Healthcare Corp	1.4
X Corp	1.4
EG Global Finance PLC	1.2
LBM Acquisition LLC	1.2
Meta Platforms Inc Class A	1.1
16.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915615.100    258-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class M : FFRTX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.6
BB - 21.4
B - 57.1
CCC,CC,C - 7.7
D - 0.0
Not Rated - 6.0
Equities - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 88.0
Corporate Bonds - 4.9
Common Stocks - 1.3
Alternative Funds - 0.8
Preferred Securities - 0.6
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
United Kingdom - 2.8
Canada - 1.7
France - 1.2
Netherlands - 1.1
Puerto Rico - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Luxembourg - 0.3
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.5
Asurion LLC	2.4
Altice France SA	1.2
Clydesdale Acquisition Holdings Inc	1.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.1
Lumen Technologies Inc	1.0
MH Sub I LLC	1.0
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915613.100    872-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class C : FAHEX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.71%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,237,888,330
Number of Holdings	728
Portfolio Turnover	17%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 6.4
BB - 22.2
B - 29.0
CCC,CC,C - 9.0
Not Rated - 2.8
Equities - 22.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 52.7
Common Stocks - 19.6
Bank Loan Obligations - 12.4
Preferred Securities - 4.0
Alternative Funds - 2.5
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Canada - 2.0
United Kingdom - 1.9
France - 1.5
China - 0.6
Netherlands - 0.6
Zambia - 0.4
Luxembourg - 0.4
Australia - 0.3
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.7
Fidelity Private Credit Company LLC	2.5
Energy Transfer LP	2.2
EchoStar Corp	1.8
Altice France SA	1.4
Tenet Healthcare Corp	1.4
X Corp	1.4
EG Global Finance PLC	1.2
LBM Acquisition LLC	1.2
Meta Platforms Inc Class A	1.1
16.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915617.100    521-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class I : FFRIX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.69%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.6
BB - 21.4
B - 57.1
CCC,CC,C - 7.7
D - 0.0
Not Rated - 6.0
Equities - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 88.0
Corporate Bonds - 4.9
Common Stocks - 1.3
Alternative Funds - 0.8
Preferred Securities - 0.6
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
United Kingdom - 2.8
Canada - 1.7
France - 1.2
Netherlands - 1.1
Puerto Rico - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Luxembourg - 0.3
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.5
Asurion LLC	2.4
Altice France SA	1.2
Clydesdale Acquisition Holdings Inc	1.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.1
Lumen Technologies Inc	1.0
MH Sub I LLC	1.0
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915608.100    279-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class A : FAVFX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.12%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$317,153,258
Number of Holdings	275
Portfolio Turnover	73%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.9
Financials	15.4
Health Care	10.9
Materials	10.0
Consumer Discretionary	9.3
Energy	9.0
Utilities	6.8
Real Estate	5.8
Consumer Staples	5.3
Information Technology	4.3
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.2
Canada - 5.3
Germany - 0.9
United Kingdom - 0.9
Zambia - 0.8
Puerto Rico - 0.8
France - 0.7
Belgium - 0.7
Spain - 0.5
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.4
Ventas Inc	1.1
Eversource Energy	1.0
Smurfit WestRock PLC	0.9
Cheniere Energy Inc	0.9
Molina Healthcare Inc	0.9
Apollo Global Management Inc	0.8
First Quantum Minerals Ltd	0.8
Sun Communities Inc	0.8
Bunge Global SA	0.8
9.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915726.100    1316-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class C : FFRCX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.70%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.6
BB - 21.4
B - 57.1
CCC,CC,C - 7.7
D - 0.0
Not Rated - 6.0
Equities - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 88.0
Corporate Bonds - 4.9
Common Stocks - 1.3
Alternative Funds - 0.8
Preferred Securities - 0.6
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
United Kingdom - 2.8
Canada - 1.7
France - 1.2
Netherlands - 1.1
Puerto Rico - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Luxembourg - 0.3
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.5
Asurion LLC	2.4
Altice France SA	1.2
Clydesdale Acquisition Holdings Inc	1.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.1
Lumen Technologies Inc	1.0
MH Sub I LLC	1.0
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915612.100    871-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class M : FAHYX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,237,888,330
Number of Holdings	728
Portfolio Turnover	17%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 6.4
BB - 22.2
B - 29.0
CCC,CC,C - 9.0
Not Rated - 2.8
Equities - 22.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 52.7
Common Stocks - 19.6
Bank Loan Obligations - 12.4
Preferred Securities - 4.0
Alternative Funds - 2.5
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Canada - 2.0
United Kingdom - 1.9
France - 1.5
China - 0.6
Netherlands - 0.6
Zambia - 0.4
Luxembourg - 0.4
Australia - 0.3
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.7
Fidelity Private Credit Company LLC	2.5
Energy Transfer LP	2.2
EchoStar Corp	1.8
Altice France SA	1.4
Tenet Healthcare Corp	1.4
X Corp	1.4
EG Global Finance PLC	1.2
LBM Acquisition LLC	1.2
Meta Platforms Inc Class A	1.1
16.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915614.100    218-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class I : FAHCX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.71%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,237,888,330
Number of Holdings	728
Portfolio Turnover	17%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 6.4
BB - 22.2
B - 29.0
CCC,CC,C - 9.0
Not Rated - 2.8
Equities - 22.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 52.7
Common Stocks - 19.6
Bank Loan Obligations - 12.4
Preferred Securities - 4.0
Alternative Funds - 2.5
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Canada - 2.0
United Kingdom - 1.9
France - 1.5
China - 0.6
Netherlands - 0.6
Zambia - 0.4
Luxembourg - 0.4
Australia - 0.3
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.7
Fidelity Private Credit Company LLC	2.5
Energy Transfer LP	2.2
EchoStar Corp	1.8
Altice France SA	1.4
Tenet Healthcare Corp	1.4
X Corp	1.4
EG Global Finance PLC	1.2
LBM Acquisition LLC	1.2
Meta Platforms Inc Class A	1.1
16.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915618.100    644-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class I : FVIFX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.84%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$317,153,258
Number of Holdings	275
Portfolio Turnover	73%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.9
Financials	15.4
Health Care	10.9
Materials	10.0
Consumer Discretionary	9.3
Energy	9.0
Utilities	6.8
Real Estate	5.8
Consumer Staples	5.3
Information Technology	4.3
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.2
Canada - 5.3
Germany - 0.9
United Kingdom - 0.9
Zambia - 0.8
Puerto Rico - 0.8
France - 0.7
Belgium - 0.7
Spain - 0.5
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.4
Ventas Inc	1.1
Eversource Energy	1.0
Smurfit WestRock PLC	0.9
Cheniere Energy Inc	0.9
Molina Healthcare Inc	0.9
Apollo Global Management Inc	0.8
First Quantum Minerals Ltd	0.8
Sun Communities Inc	0.8
Bunge Global SA	0.8
9.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915729.100    1320-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class C : FCVFX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.88%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$317,153,258
Number of Holdings	275
Portfolio Turnover	73%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.9
Financials	15.4
Health Care	10.9
Materials	10.0
Consumer Discretionary	9.3
Energy	9.0
Utilities	6.8
Real Estate	5.8
Consumer Staples	5.3
Information Technology	4.3
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.2
Canada - 5.3
Germany - 0.9
United Kingdom - 0.9
Zambia - 0.8
Puerto Rico - 0.8
France - 0.7
Belgium - 0.7
Spain - 0.5
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.4
Ventas Inc	1.1
Eversource Energy	1.0
Smurfit WestRock PLC	0.9
Cheniere Energy Inc	0.9
Molina Healthcare Inc	0.9
Apollo Global Management Inc	0.8
First Quantum Minerals Ltd	0.8
Sun Communities Inc	0.8
Bunge Global SA	0.8
9.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915727.100    1318-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class Z : FIQSX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.59%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.6
BB - 21.4
B - 57.1
CCC,CC,C - 7.7
D - 0.0
Not Rated - 6.0
Equities - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 88.0
Corporate Bonds - 4.9
Common Stocks - 1.3
Alternative Funds - 0.8
Preferred Securities - 0.6
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
United Kingdom - 2.8
Canada - 1.7
France - 1.2
Netherlands - 1.1
Puerto Rico - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Luxembourg - 0.3
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.5
Asurion LLC	2.4
Altice France SA	1.2
Clydesdale Acquisition Holdings Inc	1.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.1
Lumen Technologies Inc	1.0
MH Sub I LLC	1.0
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915609.100    3277-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class A : FFRAX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.6
BB - 21.4
B - 57.1
CCC,CC,C - 7.7
D - 0.0
Not Rated - 6.0
Equities - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 88.0
Corporate Bonds - 4.9
Common Stocks - 1.3
Alternative Funds - 0.8
Preferred Securities - 0.6
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
United Kingdom - 2.8
Canada - 1.7
France - 1.2
Netherlands - 1.1
Puerto Rico - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Luxembourg - 0.3
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.5
Asurion LLC	2.4
Altice France SA	1.2
Clydesdale Acquisition Holdings Inc	1.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.1
Lumen Technologies Inc	1.0
MH Sub I LLC	1.0
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915611.100    861-TSRS-0625

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Value Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Value Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.3%
Biotechnology - 0.3%
Galapagos NV (b)	31,298	846,688
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	19,030	1,349,970
TOTAL BELGIUM		2,196,658
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Gerdau SA	200,200	528,796
CANADA - 5.3%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc	33,762	1,555,854
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd	50,596	1,451,892
Cenovus Energy Inc	116,385	1,370,179
Imperial Oil Ltd (c)	28,400	1,915,652
Imperial Oil Ltd (United States)	5,200	350,376
MEG Energy Corp	27,900	391,401
Secure Waste Infrastructure Corp	159,730	1,521,293
South Bow Corp	34,550	853,349
		7,854,142
Financials - 0.4%
Capital Markets - 0.1%
Onex Corp Subordinate Voting Shares	9,740	689,628
Financial Services - 0.3%
ECN Capital Corp	412,188	834,183
TOTAL FINANCIALS		1,523,811

Industrials - 0.9%
Ground Transportation - 0.3%
TFI International Inc	12,239	994,940
Machinery - 0.6%
ATS Corp (b)	33,000	831,583
NFI Group Inc (b)	130,410	1,097,313
		1,928,896
TOTAL INDUSTRIALS		2,923,836

Materials - 1.0%
Chemicals - 0.5%
Methanex Corp (United States)	44,617	1,396,066
Metals & Mining - 0.1%
Algoma Steel Group Inc (United States)	78,380	400,913
Paper & Forest Products - 0.4%
Interfor Corp (b)	129,679	1,249,193
TOTAL MATERIALS		3,046,172

TOTAL CANADA		16,903,815
FRANCE - 0.7%
Communication Services - 0.1%
Media - 0.1%
JCDecaux SE (b)	23,730	411,572
Energy - 0.6%
Energy Equipment & Services - 0.6%
Vallourec SACA (b)	99,228	1,832,852
TOTAL FRANCE		2,244,424
GERMANY - 0.9%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	7,290	759,253
Industrials - 0.7%
Electrical Equipment - 0.7%
Siemens Energy AG (b)	29,196	2,253,455
TOTAL GERMANY		3,012,708
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	141,530	217,956
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	109,677	1,166,171
Prudential PLC rights (b)(d)	98,177	16,523

TOTAL HONG KONG		1,182,694
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (b)	90,352	1,401,360
MEXICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Grupo Televisa SAB ADR	386,709	703,810
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	81,060	599,570
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	83,000	1,285,984
PUERTO RICO - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (b)	63,350	348,425
Financials - 0.7%
Banks - 0.7%
Popular Inc	21,870	2,086,835
TOTAL PUERTO RICO		2,435,260
SPAIN - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (e)(f)	38,260	1,548,357
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG	36,880	1,112,187
UNITED KINGDOM - 0.9%
Consumer Staples - 0.2%
Food Products - 0.2%
Nomad Foods Ltd	32,010	639,880
Financials - 0.2%
Capital Markets - 0.2%
Petershill Partners PLC (e)(f)	173,204	499,744
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC	72,230	1,628,503
TOTAL UNITED KINGDOM		2,768,127
UNITED STATES - 86.0%
Communication Services - 1.2%
Interactive Media & Services - 0.3%
ZoomInfo Technologies Inc (b)	105,733	905,073
Media - 0.9%
EchoStar Corp (g)	26,012	584,750
Nexstar Media Group Inc	10,246	1,533,416
Thryv Holdings Inc (b)(c)	64,251	880,239
		2,998,405
TOTAL COMMUNICATION SERVICES		3,903,478

Consumer Discretionary - 8.8%
Automobile Components - 0.2%
Patrick Industries Inc	12,554	966,407
Hotels, Restaurants & Leisure - 0.6%
Hilton Grand Vacations Inc (b)(c)	52,365	1,761,035
Household Durables - 2.1%
Lennar Corp Class A	9,160	994,868
Mohawk Industries Inc (b)	14,507	1,542,819
Newell Brands Inc (c)	122,970	587,797
Somnigroup International Inc (c)	34,018	2,077,139
TopBuild Corp (b)	5,450	1,611,892
		6,814,515
Leisure Products - 1.4%
BRP Inc Subordinate Voting Shares	29,826	1,010,354
Brunswick Corp/DE	24,370	1,122,239
Hasbro Inc	31,170	1,929,423
YETI Holdings Inc (b)	11,790	336,604
		4,398,620
Specialty Retail - 3.4%
Academy Sports & Outdoors Inc	16,589	625,074
Bath & Body Works Inc	55,100	1,681,101
Gap Inc/The (c)	53,227	1,165,671
Lithia Motors Inc Class A	6,437	1,884,496
Penske Automotive Group Inc	9,330	1,452,401
Signet Jewelers Ltd (c)	35,063	2,079,236
Upbound Group Inc	87,865	1,748,514
		10,636,493
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (b)	84,107	1,264,969
PVH Corp	17,090	1,178,868
Samsonite Group SA (e)(f)	562,770	1,011,529
		3,455,366
TOTAL CONSUMER DISCRETIONARY		28,032,436

Consumer Staples - 5.1%
Beverages - 1.3%
Constellation Brands Inc Class A	7,340	1,376,544
Keurig Dr Pepper Inc	52,820	1,827,044
Primo Brands Corp Class A	27,530	899,405
		4,102,993
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	56,710	1,246,485
Dollar Tree Inc (b)	26,901	2,199,695
Grocery Outlet Holding Corp (b)(c)	103,740	1,741,795
		5,187,975
Food Products - 1.9%
Bunge Global SA	29,902	2,353,886
Darling Ingredients Inc (b)	59,662	1,920,520
Ingredion Inc	10,970	1,457,035
		5,731,441
Tobacco - 0.3%
Philip Morris International Inc	6,043	1,035,528
TOTAL CONSUMER STAPLES		16,057,937

Energy - 5.3%
Energy Equipment & Services - 1.1%
Expro Group Holdings NV (b)	107,718	890,828
Kodiak Gas Services Inc	33,950	1,154,640
Liberty Energy Inc Class A	29,181	335,581
Tenaris SA	62,780	1,046,853
Weatherford International PLC	5,595	231,632
		3,659,534
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp (b)	13,873	483,197
Cheniere Energy Inc	11,710	2,706,298
Core Natural Resources Inc	24,847	1,794,202
Delek US Holdings Inc	60,909	793,035
Diamondback Energy Inc	5,595	738,596
Energy Transfer LP	82,948	1,371,960
Phillips 66	21,542	2,241,661
Range Resources Corp	21,595	732,718
Targa Resources Corp	13,539	2,313,815
		13,175,482
TOTAL ENERGY		16,835,016

Financials - 13.3%
Banks - 2.2%
East West Bancorp Inc	17,588	1,504,653
First Citizens BancShares Inc/NC Class A	1,127	2,005,091
First Citizens BancShares Inc/NC Class B	210	330,750
KeyCorp	98,920	1,467,973
Webster Financial Corp	25,480	1,205,204
Western Alliance Bancorp	5,900	411,289
		6,924,960
Capital Markets - 2.3%
Ameriprise Financial Inc	2,215	1,043,309
BGC Group Inc Class A	179,070	1,622,374
LPL Financial Holdings Inc	5,356	1,712,795
Raymond James Financial Inc	10,963	1,502,370
State Street Corp	17,660	1,555,846
		7,436,694
Consumer Finance - 2.1%
Ally Financial Inc	44,496	1,453,239
OneMain Holdings Inc	47,047	2,214,503
PROG Holdings Inc	33,882	893,130
SLM Corp	73,851	2,135,032
		6,695,904
Financial Services - 3.3%
Apollo Global Management Inc	19,193	2,619,461
Block Inc Class A (b)	9,480	554,295
Global Payments Inc	22,971	1,752,917
NCR Atleos Corp (b)	55,065	1,537,415
PennyMac Financial Services Inc	14,120	1,375,853
Voya Financial Inc	19,370	1,146,704
WEX Inc (b)	11,895	1,550,751
		10,537,396
Insurance - 3.4%
Ambac Financial Group Inc (b)	58,058	463,303
Assurant Inc	8,690	1,674,911
Hartford Insurance Group Inc/The	14,677	1,800,428
Primerica Inc	5,420	1,420,419
Reinsurance Group of America Inc	11,814	2,212,880
Stewart Information Services Corp	17,790	1,164,889
The Travelers Companies, Inc.	6,829	1,803,744
		10,540,574
TOTAL FINANCIALS		42,135,528

Health Care - 10.0%
Biotechnology - 0.4%
Alnylam Pharmaceuticals Inc (b)	310	81,604
BioMarin Pharmaceutical Inc (b)	719	45,793
Exact Sciences Corp (b)	4,951	225,964
Legend Biotech Corp ADR (b)	1,654	57,807
Moderna Inc (b)	26,660	760,877
Roivant Sciences Ltd (b)	6,157	71,544
United Therapeutics Corp (b)	378	114,568
		1,358,157
Health Care Equipment & Supplies - 2.3%
Align Technology Inc (b)	1,086	188,204
Baxter International Inc	6,305	196,527
Cooper Cos Inc/The (b)	4,347	355,019
Envista Holdings Corp (b)	1,181	18,990
GE HealthCare Technologies Inc	5,856	411,852
Globus Medical Inc Class A (b)	1,250	89,713
Hologic Inc (b)	2,826	164,473
Lantheus Holdings Inc (b)(c)	20,540	2,143,144
Masimo Corp (b)	1,359	218,745
QuidelOrtho Corp (b)	57,557	1,599,509
ResMed Inc	441	104,336
Solventum Corp (b)	15,713	1,038,944
STERIS PLC	1,576	354,190
Teleflex Inc	1,018	139,517
Zimmer Biomet Holdings Inc	2,775	285,964
		7,309,127
Health Care Providers & Services - 4.7%
Acadia Healthcare Co Inc (b)	84,311	1,972,877
AdaptHealth Corp (b)	207,327	1,764,353
BrightSpring Health Services Inc (b)	71,310	1,250,064
Cencora Inc	1,263	369,642
Centene Corp (b)	38,696	2,315,956
Chemed Corp	325	188,991
CVS Health Corp	31,545	2,104,367
Encompass Health Corp	3,404	398,234
Henry Schein Inc (b)	735	47,753
Humana Inc	1,543	404,636
Labcorp Holdings Inc	673	162,200
Molina Healthcare Inc (b)	8,134	2,659,900
PACS Group Inc (b)	75,240	724,561
Quest Diagnostics Inc	645	114,952
Surgery Partners Inc (b)	983	21,577
Tenet Healthcare Corp (b)	1,498	214,139
		14,714,202
Health Care Technology - 0.0%
Waystar Holding Corp (b)	1,048	38,954
Life Sciences Tools & Services - 1.2%
Agilent Technologies Inc	5,123	551,235
Avantor Inc (b)	14,803	192,291
Bio-Rad Laboratories Inc Class A (b)	165	40,273
Bruker Corp	426	17,065
Charles River Laboratories International Inc (b)	257	30,485
Fortrea Holdings Inc (b)	117,129	729,714
ICON PLC (b)	9,060	1,372,046
Illumina Inc (b)	872	67,667
IQVIA Holdings Inc (b)	2,989	463,504
Mettler-Toledo International Inc (b)	100	107,057
Revvity Inc	1,592	148,741
West Pharmaceutical Services Inc	719	151,918
		3,871,996
Pharmaceuticals - 1.4%
Elanco Animal Health Inc (b)	92,456	876,483
GSK PLC ADR	18,140	722,879
Jazz Pharmaceuticals PLC (b)	11,412	1,334,748
Perrigo Co PLC	846	21,758
Royalty Pharma PLC Class A	4,983	163,542
Viatris Inc	163,442	1,376,182
		4,495,592
TOTAL HEALTH CARE		31,788,028

Industrials - 18.3%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries Inc	4,100	944,394
Air Freight & Logistics - 1.2%
FedEx Corp	6,030	1,268,290
Forward Air Corp Class A (b)(c)	24,980	367,706
GXO Logistics Inc (b)	59,060	2,140,334
		3,776,330
Building Products - 2.0%
Builders FirstSource Inc (b)	17,086	2,043,998
Masterbrand Inc (b)	110,540	1,343,061
Tecnoglass Inc	17,984	1,281,720
UFP Industries Inc	16,528	1,633,793
		6,302,572
Commercial Services & Supplies - 2.8%
Brink's Co/The	18,364	1,638,803
Driven Brands Holdings Inc (b)	101,130	1,670,668
GEO Group Inc/The (b)	53,430	1,671,290
HNI Corp	32,358	1,368,743
MillerKnoll Inc	59,110	969,404
Vestis Corp	184,622	1,617,289
		8,936,197
Construction & Engineering - 1.2%
Centuri Holdings Inc (b)(c)	96,030	1,724,700
Fluor Corp (b)	19,779	690,089
WillScot Holdings Corp	56,570	1,421,038
		3,835,827
Electrical Equipment - 0.8%
Acuity Inc	3,638	886,253
GrafTech International Ltd (b)	178,065	112,715
Regal Rexnord Corp	15,399	1,629,830
		2,628,798
Ground Transportation - 1.3%
Ryder System Inc (c)	11,143	1,534,057
U-Haul Holding Co Class N	27,797	1,523,276
XPO Inc (b)	9,714	1,030,849
		4,088,182
Machinery - 3.4%
Allison Transmission Holdings Inc	22,846	2,107,315
CNH Industrial NV Class A	140,983	1,631,173
Gates Industrial Corp PLC (b)	105,730	2,000,412
Oshkosh Corp	18,305	1,533,227
PACCAR Inc	10,491	946,392
Terex Corp	42,018	1,479,034
Timken Co/The (c)	15,846	1,018,106
		10,715,659
Professional Services - 3.4%
Amentum Holdings Inc (c)	83,350	1,818,697
Concentrix Corp (c)	30,481	1,556,360
First Advantage Corp (b)(c)	126,134	1,778,489
Genpact Ltd	29,480	1,481,665
KBR Inc	27,960	1,476,568
Leidos Holdings Inc	5,320	782,998
Maximus Inc	6,630	443,944
SS&C Technologies Holdings Inc	19,160	1,448,496
		10,787,217
Trading Companies & Distributors - 1.9%
GMS Inc (b)	20,389	1,493,698
Herc Holdings Inc (c)	14,968	1,638,098
McGrath RentCorp	11,100	1,184,037
Wesco International Inc	10,814	1,762,250
		6,078,083
TOTAL INDUSTRIALS		58,093,259

Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics Inc (b)	17,980	2,002,253
Avnet Inc	16,150	758,889
Crane NXT Co (c)	36,620	1,718,210
Jabil Inc	7,722	1,131,736
TD SYNNEX Corp	3,600	398,880
		6,009,968
IT Services - 0.3%
ASGN Inc (b)	18,170	915,405
Semiconductors & Semiconductor Equipment - 1.3%
First Solar Inc (b)	17,440	2,194,301
ON Semiconductor Corp (b)	46,790	1,857,563
		4,051,864
Software - 0.4%
NCR Voyix Corp (b)(c)	132,125	1,132,311
Technology Hardware, Storage & Peripherals - 0.4%
Sandisk Corp/DE	11,490	368,944
Western Digital Corp (b)	23,540	1,032,464
		1,401,408
TOTAL INFORMATION TECHNOLOGY		13,510,956

Materials - 7.6%
Chemicals - 2.8%
Air Products and Chemicals Inc	1,000	271,090
Avient Corp	6,300	209,852
Chemours Co/The	84,654	1,048,017
Corteva Inc	26,445	1,639,326
Ingevity Corp (b)	25,480	840,330
Minerals Technologies Inc	13,280	685,115
Mosaic Co/The	46,460	1,412,384
Olin Corp	34,646	749,047
RPM International Inc	3,400	362,950
Westlake Corp	17,260	1,595,342
		8,813,453
Construction Materials - 0.7%
GCC SAB de CV	53,708	450,385
James Hardie Industries PLC ADR (b)	37,210	883,365
Martin Marietta Materials Inc	1,687	883,955
		2,217,705
Containers & Packaging - 2.3%
Graphic Packaging Holding CO	21,000	531,510
International Paper Co	51,133	2,335,755
O-I Glass Inc (b)	137,891	1,745,700
Smurfit WestRock PLC	65,405	2,748,319
		7,361,284
Metals & Mining - 1.7%
Constellium SE (b)	216,039	2,184,154
Reliance Inc	7,780	2,242,429
Steel Dynamics Inc	6,312	818,730
		5,245,313
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	5,363	462,880
TOTAL MATERIALS		24,100,635

Real Estate - 5.8%
Health Care REITs - 2.1%
American Healthcare REIT Inc	58,200	1,878,696
Ventas Inc	46,687	3,271,826
Welltower Inc	9,255	1,412,220
		6,562,742
Industrial REITs - 1.2%
Americold Realty Trust Inc	40,550	784,237
EastGroup Properties Inc	9,687	1,583,050
Prologis Inc	10,808	1,104,578
Rexford Industrial Realty Inc	12,500	413,749
		3,885,614
Real Estate Management & Development - 0.7%
Compass Inc Class A (b)	187,330	1,446,188
Jones Lang LaSalle Inc (b)	3,770	857,335
		2,303,523
Residential REITs - 0.8%
Sun Communities Inc	19,516	2,428,376
Specialized REITs - 1.0%
Iron Mountain Inc	9,380	841,104
Lamar Advertising Co Class A	7,764	883,621
Outfront Media Inc	99,360	1,503,317
		3,228,042
TOTAL REAL ESTATE		18,408,297

Utilities - 6.3%
Electric Utilities - 4.1%
Constellation Energy Corp	9,224	2,061,011
Edison International	27,167	1,453,706
Evergy Inc	29,490	2,037,759
Eversource Energy	51,600	3,069,168
PG&E Corp	249,953	4,129,224
		12,750,868
Gas Utilities - 0.7%
UGI Corp	69,780	2,288,086
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	198,301	1,983,010
Vistra Corp	5,070	657,224
		2,640,234
Multi-Utilities - 0.7%
Sempra	30,259	2,247,336
TOTAL UTILITIES		19,926,524

TOTAL UNITED STATES		272,792,094
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (b)	188,412	2,529,745
TOTAL COMMON STOCKS (Cost $301,594,044)		313,463,545

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/12/2025 (i)	4.25	90,000	89,556
US Treasury Bills 0% 6/20/2025 (i)	4.23	70,000	69,590
US Treasury Bills 0% 7/31/2025 (i)	4.23	80,000	79,153
TOTAL U.S. TREASURY OBLIGATIONS (Cost $238,305)			238,299

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	4,491,665	4,492,563
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	20,959,051	20,961,147
TOTAL MONEY MARKET FUNDS (Cost $25,453,696)			25,453,710

TOTAL INVESTMENT IN SECURITIES - 106.9% (Cost $327,286,045)	339,155,554
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(22,002,296)
NET ASSETS - 100.0%	317,153,258

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	10	Jun 2025	2,857,800	10,149	10,149

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,059,630 or 1.0% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,059,630 or 1.0% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $584,750 or 0.2% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $238,299.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	729,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,080,273	54,222,452	54,810,163	81,555	-	1	4,492,563	4,491,665	0.0%
Fidelity Securities Lending Cash Central Fund	11,851,163	56,760,665	47,650,681	37,299	-	-	20,961,147	20,959,051	0.1%
Total	16,931,436	110,983,117	102,460,844	118,854	-	1	25,453,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,915,642	5,367,285	1,548,357	-
Consumer Discretionary	29,588,290	29,588,290	-	-
Consumer Staples	16,697,817	16,697,817	-	-
Energy	28,625,520	26,292,683	2,332,837	-
Financials	48,540,799	47,374,628	1,166,171	-
Health Care	34,795,329	34,795,329	-	-
Industrials	63,270,550	61,017,095	2,253,455	-
Information Technology	13,510,956	13,510,956	-	-
Materials	31,555,318	31,555,318	-	-
Real Estate	18,408,297	18,408,297	-	-
Utilities	21,555,027	19,926,524	1,628,503	-

U.S. Treasury Obligations	238,299	-	238,299	-

Money Market Funds	25,453,710	25,453,710	-	-
Total Investments in Securities:	339,155,554	329,987,932	9,167,622	-
Derivative Instruments:

Assets
Futures Contracts	10,149	10,149	-	-
Total Assets	10,149	10,149	-	-
Total Derivative Instruments:	10,149	10,149	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,149	0
Total Equity Risk	10,149	0
Total Value of Derivatives	10,149	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,277,915) - See accompanying schedule:
Unaffiliated issuers (cost $301,832,349)	$313,701,844
Fidelity Central Funds (cost $25,453,696)	25,453,710

Total Investment in Securities (cost $327,286,045)		$339,155,554
Cash		32,130
Foreign currency held at value (cost $2,711)		2,711
Receivable for investments sold		175,083
Receivable for fund shares sold		82,802
Dividends receivable		145,285
Distributions receivable from Fidelity Central Funds		17,741
Prepaid expenses		109
Total assets		339,611,415
Liabilities
Payable for investments purchased
Regular delivery	$544,542
Delayed delivery	16,523
Payable for fund shares redeemed	682,538
Accrued management fee	171,939
Distribution and service plan fees payable	36,572
Payable for daily variation margin on futures contracts	6,000
Other payables and accrued expenses	39,243
Collateral on securities loaned	20,960,800
Total liabilities		22,458,157
Net Assets		$317,153,258
Net Assets consist of:
Paid in capital		$292,571,960
Total accumulated earnings (loss)		24,581,298
Net Assets		$317,153,258

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($92,198,627 ÷ 2,933,610 shares)(a)		$31.43
Maximum offering price per share (100/94.25 of $31.43)		$33.35
Class M :
Net Asset Value and redemption price per share ($23,175,247 ÷ 747,009 shares)(a)		$31.02
Maximum offering price per share (100/96.50 of $31.02)		$32.15
Class C :
Net Asset Value and offering price per share ($10,232,514 ÷ 351,703 shares)(a)		$29.09
Class I :
Net Asset Value, offering price and redemption price per share ($134,546,633 ÷ 4,228,073 shares)		$31.82
Class Z :
Net Asset Value, offering price and redemption price per share ($57,000,237 ÷ 1,789,068 shares)		$31.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$3,119,609
Interest		4,649
Income from Fidelity Central Funds (including $37,299 from security lending)		118,854
Total income		3,243,112
Expenses
Management fee
Basic fee	$1,209,856
Performance adjustment	161,454
Distribution and service plan fees	251,667
Custodian fees and expenses	31,399
Independent trustees' fees and expenses	817
Registration fees	60,452
Audit fees	32,653
Legal	3,745
Miscellaneous	2,778
Total expenses		1,754,821
Net Investment income (loss)		1,488,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,618,612
Foreign currency transactions	4,769
Futures contracts	(148,491)
Total net realized gain (loss)		14,474,890
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(46,113,292)
Fidelity Central Funds	1
Unfunded commitments	77,516
Assets and liabilities in foreign currencies	936
Futures contracts	(6,264)
Total change in net unrealized appreciation (depreciation)		(46,041,103)
Net gain (loss)		(31,566,213)
Net increase (decrease) in net assets resulting from operations		$(30,077,922)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,488,291	$3,112,531
Net realized gain (loss)	14,474,890	53,302,093
Change in net unrealized appreciation (depreciation)	(46,041,103)	37,328,285
Net increase (decrease) in net assets resulting from operations	(30,077,922)	93,742,909
Distributions to shareholders	(42,775,215)	(3,454,881)

Share transactions - net increase (decrease)	9,980,980	(15,354,393)
Total increase (decrease) in net assets	(62,872,157)	74,933,635

Net Assets
Beginning of period	380,025,415	305,091,780
End of period	$317,153,258	$380,025,415

Financial Highlights
Fidelity Advisor® Value Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.63	$29.81	$29.71	$33.55	$20.40	$22.44
Income from Investment Operations
Net investment income (loss) A,B	.12	.26	.23	.24	.11	.14
Net realized and unrealized gain (loss)	(2.99)	8.85	(.01) C	(2.61)	13.15	(1.46)
Total from investment operations	(2.87)	9.11	.22	(2.37)	13.26	(1.32)
Distributions from net investment income	(.25)	(.29)	(.12)	(.24)	(.11)	(.17) D
Distributions from net realized gain	(4.08)	-	-	(1.24)	-	(.55) D
Total distributions	(4.33)	(.29)	(.12)	(1.47) E	(.11)	(.72)
Net asset value, end of period	$31.43	$38.63	$29.81	$29.71	$33.55	$20.40
Total Return F,G,H	(8.83) %	30.72%	.73%	(7.25)%	65.21%	(6.24)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.12% K	1.21%	1.22%	1.15%	1.21%	1.17%
Expenses net of fee waivers, if any	1.12 % K	1.15%	1.15%	1.15%	1.20%	1.16%
Expenses net of all reductions, if any	1.12% K	1.15%	1.15%	1.15%	1.20%	1.14%
Net investment income (loss)	.67% K	.71%	.74%	.76%	.35%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$92,199	$103,887	$86,044	$108,439	$100,604	$36,269
Portfolio turnover rate L	73 % K	80%	75%	67%	64%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.14	$29.45	$29.34	$33.13	$20.15	$22.19
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.15	.16	.03	.09
Net realized and unrealized gain (loss)	(2.96)	8.74	- C	(2.57)	13.01	(1.47)
Total from investment operations	(2.88)	8.91	.15	(2.41)	13.04	(1.38)
Distributions from net investment income	(.16)	(.22)	(.04)	(.15)	(.06)	(.11) D
Distributions from net realized gain	(4.08)	-	-	(1.24)	-	(.55) D
Total distributions	(4.24)	(.22)	(.04)	(1.38) E	(.06)	(.66)
Net asset value, end of period	$31.02	$38.14	$29.45	$29.34	$33.13	$20.15
Total Return F,G,H	(8.95) %	30.36%	.49%	(7.46)%	64.81%	(6.55)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.36% K	1.45%	1.46%	1.40%	1.47%	1.45%
Expenses net of fee waivers, if any	1.36 % K	1.40%	1.40%	1.40%	1.45%	1.43%
Expenses net of all reductions, if any	1.36% K	1.40%	1.39%	1.40%	1.45%	1.42%
Net investment income (loss)	.43% K	.46%	.49%	.51%	.10%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$23,175	$26,299	$21,708	$22,540	$23,323	$12,736
Portfolio turnover rate L	73 % K	80%	75%	67%	64%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$35.92	$27.73	$27.73	$31.45	$19.18	$21.15
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.01)	- C	- C	(.12)	(.02)
Net realized and unrealized gain (loss)	(2.77)	8.24	- C	(2.43)	12.39	(1.40)
Total from investment operations	(2.78)	8.23	- C	(2.43)	12.27	(1.42)
Distributions from net investment income	-	(.04)	-	(.08)	-	-
Distributions from net realized gain	(4.05)	-	-	(1.21)	-	(.55)
Total distributions	(4.05)	(.04)	-	(1.29)	-	(.55)
Net asset value, end of period	$29.09	$35.92	$27.73	$27.73	$31.45	$19.18
Total Return D,E,F	(9.17) %	29.70%	-%	(7.94)%	63.97%	(7.02)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.88% I	1.97%	2.00%	1.93%	2.01%	1.98%
Expenses net of fee waivers, if any	1.88 % I	1.90%	1.90%	1.90%	1.96%	1.97%
Expenses net of all reductions, if any	1.88% I	1.90%	1.90%	1.90%	1.96%	1.95%
Net investment income (loss)	(.08)% I	(.04)%	(.01)%	-% J	(.41)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,233	$12,489	$11,802	$14,661	$15,726	$6,331
Portfolio turnover rate K	73 % I	80%	75%	67%	64%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.12	$30.19	$30.09	$33.96	$20.64	$22.70
Income from Investment Operations
Net investment income (loss) A,B	.17	.35	.31	.32	.20	.21
Net realized and unrealized gain (loss)	(3.02)	8.96	(.02) C	(2.63)	13.30	(1.48)
Total from investment operations	(2.85)	9.31	.29	(2.31)	13.50	(1.27)
Distributions from net investment income	(.36)	(.38)	(.19)	(.33)	(.18)	(.25) D
Distributions from net realized gain	(4.08)	-	-	(1.24)	-	(.55) D
Total distributions	(4.45) E	(.38)	(.19)	(1.56) E	(.18)	(.79) E
Net asset value, end of period	$31.82	$39.12	$30.19	$30.09	$33.96	$20.64
Total Return F,G	(8.71) %	31.04%	.97%	(6.99)%	65.68%	(5.95)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.84% J	.93%	.94%	.88%	.92%	.87%
Expenses net of fee waivers, if any	.84 % J	.90%	.90%	.88%	.92%	.85%
Expenses net of all reductions, if any	.84% J	.90%	.90%	.88%	.92%	.84%
Net investment income (loss)	.95% J	.96%	.99%	1.02%	.63%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$134,547	$160,791	$134,095	$170,764	$104,393	$8,861
Portfolio turnover rate K	73 % J	80%	75%	67%	64%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.15	$30.21	$30.10	$33.96	$20.63	$22.69
Income from Investment Operations
Net investment income (loss) A,B	.19	.41	.36	.36	.25	.23
Net realized and unrealized gain (loss)	(3.02)	8.95	(.01) C	(2.62)	13.28	(1.47)
Total from investment operations	(2.83)	9.36	.35	(2.26)	13.53	(1.24)
Distributions from net investment income	(.37)	(.42)	(.24)	(.36)	(.20)	(.27) D
Distributions from net realized gain	(4.08)	-	-	(1.24)	-	(.55) D
Total distributions	(4.46) E	(.42)	(.24)	(1.60)	(.20)	(.82)
Net asset value, end of period	$31.86	$39.15	$30.21	$30.10	$33.96	$20.63
Total Return F,G	(8.65) %	31.21%	1.14%	(6.86)%	65.88%	(5.84)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J	.81%	.82%	.76%	.77%	.75%
Expenses net of fee waivers, if any	.72 % J	.75%	.75%	.75%	.77%	.74%
Expenses net of all reductions, if any	.72% J	.75%	.75%	.75%	.77%	.72%
Net investment income (loss)	1.07% J	1.11%	1.14%	1.16%	.78%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$57,000	$76,560	$51,443	$81,306	$45,835	$1,712
Portfolio turnover rate K	73 % J	80%	75%	67%	64%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$51,776,904
Gross unrealized depreciation	(42,421,911)
Net unrealized appreciation (depreciation)	$9,354,993
Tax cost	$329,810,710

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Fund	131,198,115	162,929,372
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .09%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	128,143	3,348
Class M	.25%	.25%	64,196	573
Class C	.75%	.25%	59,328	7,012
			251,667	10,933
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	19,499
Class M	709
Class CA	54
20,262
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Fund	6,548

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Fund	12,481,560	6,925,525	1,281,254
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Value Fund	282
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Fund	4,038	112	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Value Fund
Distributions to shareholders
Class A	$11,640,133	$808,936
Class M	2,912,579	153,984
Class C	1,398,720	16,469
Class I	19,389,083	1,762,612
Class Z	7,434,700	712,880
Total	$42,775,215	$3,454,881
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Value Fund
Class A
Shares sold	224,204	358,651	$7,856,061	$13,097,539
Reinvestment of distributions	318,647	24,101	11,445,786	794,616
Shares redeemed	(298,789)	(579,500)	(10,272,856)	(20,872,534)
Net increase (decrease)	244,062	(196,748)	$9,028,991	$(6,980,379)
Class M
Shares sold	25,312	52,688	$843,251	$1,876,916
Reinvestment of distributions	81,234	4,679	2,882,980	152,627
Shares redeemed	(49,091)	(104,966)	(1,674,750)	(3,715,843)
Net increase (decrease)	57,455	(47,599)	$2,051,481	$(1,686,300)
Class C
Shares sold	27,403	52,752	$917,030	$1,771,421
Reinvestment of distributions	41,821	532	1,394,729	16,405
Shares redeemed	(65,178)	(131,244)	(2,104,182)	(4,385,543)
Net increase (decrease)	4,046	(77,960)	$207,577	$(2,597,717)
Class I
Shares sold	868,728	1,734,233	$32,139,071	$62,212,163
Reinvestment of distributions	529,710	52,545	19,244,373	1,750,267
Shares redeemed	(1,280,865)	(2,117,453)	(44,886,835)	(77,231,297)
Net increase (decrease)	117,573	(330,675)	$6,496,609	$(13,268,867)
Class Z
Shares sold	201,533	662,893	$6,939,491	$24,345,656
Reinvestment of distributions	182,116	19,285	6,621,737	641,991
Shares redeemed	(550,197)	(429,455)	(21,364,906)	(15,808,777)
Net increase (decrease)	(166,548)	252,723	$(7,803,678)	$9,178,870

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.800650.121
FAV-SANN-0625
Fidelity Advisor® Capital & Income Fund

(formerly Fidelity Advisor® High Income Advantage Fund)

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Capital & Income Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 2.5%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $58,424,881)	5,883,530	56,305,384

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.9695% 10/20/2037 (d)(e)(f)	250,000	247,076
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 10/25/2037 (d)(e)(f)	349,000	338,868
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.0605% 1/16/2037 (d)(e)(f)	250,000	247,026
TOTAL BAILIWICK OF JERSEY		832,970
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.7561% 4/15/2037 (d)(e)(f)	250,000	247,296
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (d)(e)(f)	207,000	200,594
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 0% 7/24/2038 (d)(e)(f)(g)	305,000	300,764
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (d)(e)(f)	202,000	198,540
Benefit Str Partners Clo Vi-B Ltd Series 2025-6BR Class ER, CME Term SOFR 3 month Index + 4.75%, 9.0331% 4/20/2038 (d)(e)(f)	129,000	125,062
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.9065% 4/15/2038 (d)(e)(f)	276,000	267,568
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	291,000	283,569
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0195% 10/20/2037 (d)(e)(f)	162,000	161,028
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (d)(e)(f)	194,000	190,376
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 0% 7/21/2038 (d)(e)(f)(g)	412,000	412,000
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (d)(e)(f)	168,000	163,203
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.3695% 7/20/2037 (d)(e)(f)	484,000	467,829
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 4.1% 4/15/2038 (d)(e)(f)(g)	184,000	182,350
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 0% 4/15/2038 (d)(e)(f)(g)	283,000	279,095
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.2561% 7/15/2037 (d)(e)(f)	165,000	162,935
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5195% 10/20/2037 (d)(e)(f)	192,000	184,906
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8195% 7/20/2037 (d)(e)(f)	230,000	224,675
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (d)(e)(f)	363,000	359,001
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (d)(e)(f)	127,000	123,518
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (d)(e)(f)	428,000	412,900
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.0695% 4/20/2038 (d)(e)(f)	113,000	111,164
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (d)(e)(f)	344,000	337,705
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,396,078
UNITED STATES - 0.1%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (d)(e)(f)	926,000	909,937
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5195% 4/20/2034 (d)(e)(f)	250,000	243,089
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (d)	150,000	150,742
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (d)(e)(f)	150,000	147,463
TOTAL UNITED STATES		1,451,231
TOTAL ASSET-BACKED SECURITIES (Cost $7,823,750)		7,680,279

Bank Loan Obligations - 12.4%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (e)(f)(h)	977,625	943,896
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 6/27/2031 (e)(f)(h)	2,470,268	1,979,303
TOTAL CANADA		2,923,199
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (e)(f)(h)	3,695,573	3,318,624
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/9/2026 (e)(f)(h)	182,400	162,974
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/20/2032 (e)(f)(h)	2,964,841	2,881,469
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (e)(f)(h)	1,989,900	1,820,400
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (e)(f)(h)	7,617,259	7,604,997
UNITED STATES - 11.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (e)(f)(h)	997,844	592,890
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 10%, 14.5645% 12/24/2025 (e)(f)(h)	138,322	140,569
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0608% 7/31/2025 (e)(f)(h)	26,147	24,840
Aventiv Technologies LLC Tranche FLSO, term loan 14.5222% 3/25/2026 (e)(h)	287,516	291,829
		1,050,128
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 6/24/2029 (e)(f)(h)	111,838	107,993
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 1/31/2029 (e)(f)(h)	974,850	922,452
		1,030,445
TOTAL COMMUNICATION SERVICES		2,080,573

Consumer Discretionary - 2.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 5/6/2030 (e)(f)(h)	427,853	418,791
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 1/23/2032 (e)(f)(h)	1,141,972	1,114,279
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 6/23/2031 (e)(f)(h)	467,830	461,448
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (e)(f)(h)	2,603,636	2,119,125
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3234% 5/15/2028 (e)(f)(h)	2,659,821	2,619,924
		4,739,049
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3288% 10/18/2028 (e)(f)(h)	9,064,848	9,025,234
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3288% 8/9/2027 (e)(f)(h)	2,061,265	2,057,411
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8216% 1/27/2029 (e)(f)(h)	7,259,974	7,064,898
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (e)(f)(h)	1,611,519	1,526,238
		19,673,781
Specialty Retail - 1.2%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (e)(f)(h)	835,800	832,432
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 11/26/2031 (e)(f)(h)	520,000	498,919
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1788% 6/6/2031 (e)(f)(h)	24,224,785	22,877,403
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 1/30/2031 (e)(f)(h)	357,042	351,725
		24,560,479
TOTAL CONSUMER DISCRETIONARY		50,967,827

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20, term loan CME Term SOFR 3 month Index + 3.25%, 7.5576% 1/24/2029 (e)(f)(h)	259,949	162,793
Naked Juice LLC Tranche NEW $$ FLFO , term loan CME Term SOFR 1 month Index + 5.5%, 9.7076% 1/24/2029 (e)(f)(h)	168,264	160,440
		323,233
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 2/12/2031 (e)(f)(h)	352,342	348,854
TOTAL CONSUMER STAPLES		672,087

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (e)(f)(h)	488,775	485,110
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2561% 10/9/2031 (e)(f)(h)	324,188	323,552
Mesquite Energy Inc 1LN, term loan 0% (e)(h)(i)(j)(k)	721,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(i)(j)(k)	1,670,606	0
		808,662
Financials - 1.3%
Capital Markets - 0.3%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3216% 10/24/2031 (e)(f)(h)	1,194,076	1,191,736
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 9/15/2031 (e)(f)(h)	4,304,213	4,247,483
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/19/2031 (e)(f)(h)	300,000	298,500
		5,737,719
Financial Services - 0.1%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0719% 2/20/2032 (e)(f)(h)	5,040,000	4,821,616
Insurance - 0.9%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 2/16/2027 (e)(f)(h)	2,688,336	2,676,023
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 11/6/2030 (e)(f)(h)	1,984,154	1,958,122
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0734% 9/19/2031 (e)(f)(h)	6,463,672	6,413,838
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (e)(f)(h)	5,494,613	5,455,602
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 5/6/2032 (e)(f)(h)	2,273,684	2,264,589
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 5/6/2031 (e)(f)(h)	381,532	376,923
		19,145,097
TOTAL FINANCIALS		29,704,432

Health Care - 0.9%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 10/21/2028 (e)(f)(h)	5,562,680	5,521,516
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 11/15/2028 (e)(f)(h)	918,531	912,450
Health Care Technology - 0.6%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 2/15/2029 (e)(f)(h)	4,229,599	4,187,980
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0737% 4/30/2031 (e)(f)(h)	6,865,823	6,711,343
		10,899,323
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5698% 10/8/2030 (e)(f)(h)	3,175,000	2,989,802
TOTAL HEALTH CARE		20,323,091

Industrials - 0.9%
Aerospace & Defense - 0.1%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 1/20/2032 (e)(f)(h)	1,825,825	1,805,467
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 3/28/2031 (e)(f)(h)	129,025	126,723
Commercial Services & Supplies - 0.8%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 3/5/2032 (e)(f)(h)	3,405,000	3,324,132
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 12/21/2028 (e)(f)(h)	2,729,883	2,674,275
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/10/2031 (e)(f)(h)	1,039,500	987,691
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (e)(f)(h)	5,075,748	4,683,342
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5716% 4/14/2029 (e)(f)(h)	570,351	576,945
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (e)(f)(h)	395,650	391,547
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (e)(f)(h)	2,440,200	2,147,547
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/30/2028 (e)(f)(h)	307,628	306,090
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/30/2028 (e)(f)(h)	23,693	23,574
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4345% 12/10/2026 (e)(f)(h)	688,040	686,031
		15,801,174
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4216% 3/25/2031 (e)(f)(h)	1,024,650	984,310
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/20/2027 (e)(f)(h)	142,581	143,620
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2752% 2/24/2031 (e)(f)(h)	378,016	376,481
		520,101
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 9/29/2031 (e)(f)(h)	1,052,363	1,037,566
TOTAL INDUSTRIALS		20,275,341

Information Technology - 4.9%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9361% 3/31/2028 (e)(f)(h)	250,262	249,198
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 8/18/2031 (e)(f)(h)	527,350	525,457
		774,655
IT Services - 1.4%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 2/16/2028 (e)(f)(h)	87,849	86,882
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.3561% 6/30/2028 (e)(f)(h)	467,183	361,679
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 3/22/2032 (e)(f)(h)	990,000	982,219
X Corp 1LN, term loan 9.5% 10/29/2029 (h)	19,100,000	18,618,489
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (e)(f)(h)	10,882,168	10,531,218
		30,580,487
Software - 3.5%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/23/2032 (e)(f)(h)	35,000	35,733
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 2/24/2031 (e)(f)(h)	1,950,287	1,944,865
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1716% 12/10/2029 (e)(f)(h)	1,020,331	999,608
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 12/11/2028 (e)(f)(h)	2,857,742	2,820,991
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5527% 3/29/2032 (e)(f)(h)	4,950,000	4,917,528
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0608% 9/30/2028 (e)(f)(h)	2,901,596	2,891,933
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 10/31/2031 (e)(f)(h)	389,428	386,142
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.319% 3/1/2029 (e)(f)(h)	10,008,367	9,370,334
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5716% 5/3/2028 (e)(f)(h)	1,692,194	1,599,123
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (e)(f)(h)	4,994,900	4,724,626
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (e)(f)(h)	3,498,150	3,368,054
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (e)(f)(h)(i)	270,000	268,687
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 10/28/2030 (e)(f)(h)	1,955,299	1,945,797
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 8/31/2028 (e)(f)(h)	17,619,187	17,504,663
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/22/2028 (e)(f)(h)	747,875	740,060
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3201% 2/10/2031 (e)(f)(h)	15,135,346	15,075,562
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0195% 4/14/2031 (e)(f)(h)	7,685,178	7,641,987
		76,235,693
TOTAL INFORMATION TECHNOLOGY		107,590,835

Materials - 1.2%
Chemicals - 0.6%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (e)(f)(h)	10,175,194	10,109,056
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/22/2031 (e)(f)(h)	1,547,706	1,471,605
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (e)(f)(h)	2,322,345	2,274,458
		13,855,119
Containers & Packaging - 0.6%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4966% 4/13/2029 (e)(f)(h)	12,733,024	12,635,998
TOTAL MATERIALS		26,491,117

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/25/2030 (e)(f)(h)	315,141	306,869
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.818% 5/17/2030 (e)(f)(h)	95,644	95,192
		402,061
TOTAL UNITED STATES		259,316,026
TOTAL BANK LOAN OBLIGATIONS (Cost $285,339,163)		278,027,689

Common Stocks - 19.6%
	Shares	Value ($)
CANADA - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Corp	165,700	4,092,619
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (l)	28,400	2,701,152
TOTAL CANADA		6,793,771
CHINA - 0.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
BYD Co Ltd H Shares	298,000	14,153,881
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,052,466
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (l)	35,600	104,664
Studio City International Holdings Ltd ADR (d)(l)	32,338	95,074

TOTAL HONG KONG		199,738
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	3,400	2,271,472
NXP Semiconductors NV	7,900	1,456,049

TOTAL NETHERLANDS		3,727,521
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	41,200	6,867,628
UNITED STATES - 18.2%
Communication Services - 1.8%
Interactive Media & Services - 1.6%
Alphabet Inc Class A	39,600	6,288,480
Meta Platforms Inc Class A	46,200	25,363,800
Pinterest Inc Class A (l)	176,000	4,456,320
		36,108,600
Media - 0.2%
EchoStar Corp (b)	84,623	1,902,325
EchoStar Corp Class A (l)(m)	126,700	2,848,216
		4,750,541
TOTAL COMMUNICATION SERVICES		40,859,141

Consumer Discretionary - 1.8%
Automobile Components - 0.0%
UC Holdings Inc (k)(l)	29,835	0
Broadline Retail - 0.4%
Amazon.com Inc (l)	43,500	8,022,270
Hotels, Restaurants & Leisure - 0.7%
Airbnb Inc Class A (l)	35,700	4,352,544
Booking Holdings Inc	800	4,079,424
Boyd Gaming Corp	74,300	5,137,103
Domino's Pizza Inc	4,900	2,402,813
New Cotai LLC / New Cotai Capital Corp (b)(k)(l)	1,458,195	306,221
		16,278,105
Household Durables - 0.3%
TopBuild Corp (l)	21,700	6,417,992
Specialty Retail - 0.3%
Dick's Sporting Goods Inc	21,300	3,998,862
Williams-Sonoma Inc	22,600	3,491,022
		7,489,884
Textiles, Apparel & Luxury Goods - 0.1%
Arena Brands Holding Corp (b)(k)(l)	42,253	691,681
Crocs Inc (l)	22,654	2,184,299
		2,875,980
TOTAL CONSUMER DISCRETIONARY		41,084,231

Consumer Staples - 0.4%
Beverages - 0.1%
Celsius Holdings Inc (l)	39,200	1,370,432
Consumer Staples Distribution & Retail - 0.3%
Northeast Grocery Inc (b)(k)(l)	339,746	2,354,440
Southeastern Grocers Inc rights (k)(l)	250,623	9,819
US Foods Holding Corp (l)	52,700	3,460,282
		5,824,541
Personal Care Products - 0.0%
elf Beauty Inc (l)(m)	18,300	1,132,221
TOTAL CONSUMER STAPLES		8,327,194

Energy - 0.6%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (k)(l)	65,062	1
KLX Energy Services Holdings Inc warrants 3/12/2030 (l)	47,972	96,015
Noble Corp PLC	1,410	30,653
Superior Energy Services Inc Class A (k)(l)	17,671	925,077
Tidewater Inc warrants 11/14/2042 (l)	12,651	503,554
		1,555,300
Oil, Gas & Consumable Fuels - 0.5%
California Resources Corp	2,670	92,141
Energy Transfer LP	223,800	3,701,652
EP Energy Corp (k)(l)	147,125	197,148
Expand Energy Corp	490	50,911
Expand Energy Corp warrants 2/9/2026 (l)	926	80,071
Mesquite Energy Inc (k)(l)	90,382	7,890,356
		12,012,279
TOTAL ENERGY		13,567,579

Financials - 3.2%
Capital Markets - 0.6%
Ares Management Corp Class A	25,400	3,874,262
Blue Owl Capital Inc Class A	199,700	3,700,441
Coinbase Global Inc Class A (l)	15,900	3,225,951
Moody's Corp	5,600	2,537,472
		13,338,126
Consumer Finance - 0.2%
OneMain Holdings Inc	97,000	4,565,790
Financial Services - 1.9%
Apollo Global Management Inc	108,200	14,767,136
Block Inc Class A (l)	64,100	3,747,927
Carnelian Point Holdings LP warrants 6/30/2027 (k)(l)	118	345
Fiserv Inc (l)	27,500	5,075,675
Mastercard Inc Class A	16,000	8,768,960
Mr Cooper Group Inc (l)	1,504	178,991
Visa Inc Class A	30,800	10,641,400
		43,180,434
Insurance - 0.5%
Arthur J Gallagher & Co	34,500	11,063,805
TOTAL FINANCIALS		72,148,155

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC warrants (k)(l)	1,505	4,153
DaVita Inc (l)	15,600	2,208,180
Tenet Healthcare Corp (l)	15,300	2,187,135
		4,399,468
Industrials - 3.9%
Aerospace & Defense - 0.1%
TransDigm Group Inc	2,100	2,967,447
Building Products - 0.8%
Builders FirstSource Inc (l)	14,100	1,686,783
Carlisle Cos Inc	19,600	7,437,808
Trane Technologies PLC	19,900	7,627,869
		16,752,460
Construction & Engineering - 1.3%
Comfort Systems USA Inc	34,800	13,834,740
EMCOR Group Inc	16,700	6,691,690
IES Holdings Inc (l)	16,700	3,284,556
WillScot Holdings Corp	97,300	2,444,176
		26,255,162
Electrical Equipment - 1.2%
Eaton Corp PLC	36,500	10,744,505
NEXTracker Inc Class A (l)	149,800	6,083,378
nVent Electric PLC	51,800	2,844,338
Vertiv Holdings Co Class A	67,400	5,754,612
		25,426,833
Machinery - 0.4%
Allison Transmission Holdings Inc	27,300	2,518,152
Deere & Co	2,400	1,112,544
Parker-Hannifin Corp	10,300	6,232,118
		9,862,814
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	37,463	312,816
Spirit Aviation Holdings Inc	8,110	67,719
		380,535
Trading Companies & Distributors - 0.1%
Core & Main Inc Class A (l)	59,500	3,134,460
TOTAL INDUSTRIALS		84,779,711

Information Technology - 4.5%
Communications Equipment - 0.2%
Arista Networks Inc	62,400	5,133,648
IT Services - 0.0%
GTT Communications Inc (k)(l)	11,856	551,660
Semiconductors & Semiconductor Equipment - 2.3%
KLA Corp	7,600	5,340,444
Lam Research Corp	98,000	7,023,660
Marvell Technology Inc	45,200	2,638,324
Micron Technology Inc	29,400	2,262,330
MKS Instruments Inc	27,200	1,907,808
NVIDIA Corp	230,000	25,051,600
ON Semiconductor Corp (l)	113,260	4,496,422
		48,720,588
Software - 1.9%
Adobe Inc (l)	13,400	5,024,732
AppLovin Corp Class A (l)	6,700	1,804,377
Autodesk Inc (l)	12,700	3,482,975
Microsoft Corp	31,000	12,253,060
Monday.com Ltd (l)	35,800	10,059,442
Oracle Corp	26,600	3,743,152
Salesforce Inc	18,200	4,890,522
		41,258,260
Technology Hardware, Storage & Peripherals - 0.1%
Dell Technologies Inc Class C	25,300	2,321,528
TOTAL INFORMATION TECHNOLOGY		97,985,684

Materials - 0.5%
Chemicals - 0.1%
Chemours Co/The	138,100	1,709,678
Construction Materials - 0.3%
Eagle Materials Inc	23,600	5,342,804
Martin Marietta Materials Inc	4,100	2,148,318
		7,491,122
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	120,900	3,059,979
Metals & Mining - 0.0%
Warrior Met Coal Inc	692	33,091
TOTAL MATERIALS		12,293,870

Utilities - 1.3%
Electric Utilities - 0.7%
Constellation Energy Corp	43,200	9,652,608
PG&E Corp	341,179	5,636,277
		15,288,885
Independent Power and Renewable Electricity Producers - 0.6%
PureWest Energy LLC (k)(l)	3,289	739
Vistra Corp	110,700	14,350,041
		14,350,780
TOTAL UTILITIES		29,639,665

TOTAL UNITED STATES		405,084,698
TOTAL COMMON STOCKS (Cost $346,842,992)		437,879,703

Convertible Corporate Bonds - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	5,871,857	6,330,449
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (k)	1,929,663	1,942,591
Financials - 0.1%
Capital Markets - 0.1%
Coinbase Global Inc 0.25% 4/1/2030	1,440,000	1,430,640
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 1.875% 12/1/2029	19,874,000	5,574,657
TOTAL UNITED STATES		15,278,337
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $22,030,977)		15,278,337

Non-Convertible Corporate Bonds - 52.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)	1,145,000	1,036,261
Mineral Resources Ltd 8% 11/1/2027 (d)	4,400,000	4,178,779
Mineral Resources Ltd 8.5% 5/1/2030 (d)	660,000	599,547
Mineral Resources Ltd 9.25% 10/1/2028 (d)	1,745,000	1,650,270

TOTAL AUSTRALIA		7,464,857
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (d)	1,320,000	1,272,150
CANADA - 1.6%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	1,630,000	1,565,122
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	5,185,000	4,718,518
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)	5,490,000	5,314,846
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	2,005,000	1,929,232
		13,527,718
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)	1,080,000	940,194
TOTAL CONSUMER DISCRETIONARY		14,467,912

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	2,140,000	1,768,621
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp 4.5% 10/1/2029 (d)	1,145,000	1,079,471
Parkland Corp 4.625% 5/1/2030 (d)	1,735,000	1,633,023
Parkland Corp 6.625% 8/15/2032 (d)	1,085,000	1,080,003
Teine Energy Ltd 6.875% 4/15/2029 (d)	1,145,000	1,086,883
		4,879,380
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)	685,000	736,877
Industrials - 0.3%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (d)	830,000	820,791
Bombardier Inc 7.125% 6/15/2026 (d)	415,000	416,039
Bombardier Inc 7.25% 7/1/2031 (d)	1,030,000	1,054,571
Bombardier Inc 7.875% 4/15/2027 (d)	1,358,000	1,361,314
Bombardier Inc 8.75% 11/15/2030 (d)	1,475,000	1,580,479
		5,233,194
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (d)	1,015,000	941,792
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (d)	1,240,000	1,216,744
TOTAL INDUSTRIALS		7,391,730

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (d)	1,685,000	1,733,064
Open Text Holdings Inc 4.125% 12/1/2031 (d)	780,000	697,559
Open Text Holdings Inc 4.125% 2/15/2030 (d)	790,000	730,019
		3,160,642
Materials - 0.2%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (d)	1,325,000	1,396,449
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.125% 1/15/2026 (d)	790,000	785,692
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (d)	790,000	770,073
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (d)	570,000	565,203
		2,120,968
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)	905,000	888,076
TOTAL MATERIALS		4,405,493

TOTAL CANADA		36,810,655
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)	1,250,000	978,125
FRANCE - 1.4%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Altice France SA 5.125% 1/15/2029 (d)	510,000	413,205
Altice France SA 5.125% 7/15/2029 (d)	17,000,000	13,870,018
Altice France SA 5.5% 1/15/2028 (d)	3,090,000	2,558,195
Altice France SA 5.5% 10/15/2029 (d)	15,620,000	12,786,690
		29,628,108
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)	2,115,000	2,192,345
TOTAL FRANCE		31,820,453
GERMANY - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 5.125% 2/1/2029	1,920,000	1,579,288
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	235,000	209,149
HONG KONG - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Seaspan Corp 5.5% 8/1/2029 (d)	1,240,000	1,131,197
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)	690,000	671,888
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	865,000	848,874
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	865,000	840,530
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	960,000	1,029,190

TOTAL ISRAEL		2,718,594
LUXEMBOURG - 0.4%
Communication Services - 0.3%
Media - 0.3%
Altice Financing SA 5% 1/15/2028 (d)	1,580,000	1,213,406
Altice Financing SA 5.75% 8/15/2029 (d)	4,975,000	3,669,170
		4,882,576
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)	1,605,000	1,443,935
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)	1,580,000	1,520,413
		2,964,348
TOTAL LUXEMBOURG		7,846,924
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (d)	725,000	635,883
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (d)	1,367,073	1,131,253
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (d)	466,214	372,971

TOTAL MEXICO		1,504,224
NETHERLANDS - 0.3%
Communication Services - 0.3%
Media - 0.3%
VZ Secured Financing BV 5% 1/15/2032 (d)	3,855,000	3,364,050
Ziggo BV 4.875% 1/15/2030 (d)	3,795,000	3,493,843

TOTAL NETHERLANDS		6,857,893
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	1,925,000	1,802,658
SPAIN - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)	850,000	791,244
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)	1,045,000	992,942
TOTAL SPAIN		1,784,186
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	3,610,000	3,254,331
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (d)	1,895,000	1,872,772
UNITED KINGDOM - 1.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)	2,875,000	2,525,887
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	710,000	728,725
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)	1,085,000	1,114,510
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	1,475,000	1,542,573
		3,385,808
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)	1,130,000	1,130,848
TOTAL CONSUMER DISCRETIONARY		4,516,656

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
EG Global Finance PLC 12% 11/30/2028 (d)	23,205,000	25,578,941
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)	910,000	852,191
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	1,440,000	1,472,882
TOTAL UNITED KINGDOM		34,946,557
UNITED STATES - 45.1%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	2,830,000	2,800,791
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)	1,375,000	1,373,445
		4,174,236
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (d)	3,295,000	3,049,208
Media - 2.8%
DISH Network Corp 11.75% 11/15/2027 (d)	9,810,000	10,309,807
EchoStar Corp 10.75% 11/30/2029	24,694,983	26,111,578
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	7,180,852	6,693,077
Scripps Escrow II Inc 3.875% 1/15/2029 (d)	360,000	274,310
Sirius XM Radio LLC 3.875% 9/1/2031 (d)	1,655,000	1,419,788
Sirius XM Radio LLC 4% 7/15/2028 (d)	1,695,000	1,594,532
Sirius XM Radio LLC 5% 8/1/2027 (d)	1,575,000	1,556,061
Univision Communications Inc 4.5% 5/1/2029 (d)	5,610,000	4,810,666
Univision Communications Inc 7.375% 6/30/2030 (d)	6,430,000	5,856,733
Univision Communications Inc 8.5% 7/31/2031 (d)	3,735,000	3,526,873
		62,153,425
TOTAL COMMUNICATION SERVICES		69,376,869

Consumer Discretionary - 5.7%
Automobile Components - 0.4%
Adient Global Holdings Ltd 7% 4/15/2028 (d)	960,000	968,384
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	1,920,000	1,949,988
Dana Inc 4.25% 9/1/2030	1,185,000	1,093,067
Dana Inc 4.5% 2/15/2032	1,305,000	1,174,403
Hertz Corp/The 12.625% 7/15/2029 (d)	515,000	500,905
Hertz Corp/The 5.5% (d)(j)(k)	1,505,000	90,299
Hertz Corp/The 6% (d)(j)(k)	1,385,000	270,075
Hertz Corp/The 6.25% (j)(k)	1,605,000	116,363
Hertz Corp/The 7.125% (d)(j)(k)	1,430,000	307,450
Nesco Holdings II Inc 5.5% 4/15/2029 (d)	1,850,000	1,676,865
		8,147,799
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (d)	750,000	683,541
Wayfair LLC 7.25% 10/31/2029 (d)	2,330,000	2,128,213
		2,811,754
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (d)	955,000	1,005,180
Diversified Consumer Services - 0.7%
Adtalem Global Education Inc 5.5% 3/1/2028 (d)	1,335,000	1,319,522
Service Corp International/US 4% 5/15/2031	1,610,000	1,470,008
TKC Holdings Inc 6.875% 5/15/2028 (d)	10,855,000	10,855,727
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)	1,285,000	1,272,092
		14,917,349
Hotels, Restaurants & Leisure - 2.8%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (d)	715,000	617,307
Boyd Gaming Corp 4.75% 6/15/2031 (d)	4,225,000	3,938,904
Boyne USA Inc 4.75% 5/15/2029 (d)	840,000	799,386
Carnival Corp 4% 8/1/2028 (d)	9,210,000	8,784,038
Carnival Corp 7% 8/15/2029 (d)	990,000	1,032,701
Carnival Corp 7.625% 3/1/2026 (d)	2,775,000	2,778,563
Churchill Downs Inc 5.75% 4/1/2030 (d)	2,330,000	2,278,694
Churchill Downs Inc 6.75% 5/1/2031 (d)	1,925,000	1,944,206
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	4,710,000	4,363,251
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	4,950,000	4,330,793
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)	725,000	681,634
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	1,085,000	995,056
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	1,180,000	1,156,332
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	1,445,000	1,459,986
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)	2,020,000	2,046,874
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)	1,250,000	1,137,500
Light & Wonder International Inc 7.5% 9/1/2031 (d)	970,000	996,647
MGM Resorts International 4.75% 10/15/2028	1,470,000	1,417,438
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)	3,025,000	3,024,512
NCL Corp Ltd 5.875% 2/15/2027 (d)	1,770,000	1,761,743
Neogen Food Safety Corp 8.625% 7/20/2030 (d)	775,000	782,351
Papa John's International Inc 3.875% 9/15/2029 (d)	765,000	704,214
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (d)	2,410,000	1,409,850
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (d)	370,000	192,400
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)	1,295,000	1,293,488
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	2,030,000	2,060,425
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (d)	1,665,000	1,582,538
Station Casinos LLC 4.625% 12/1/2031 (d)	1,300,000	1,175,164
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	625,000	618,732
VOC Escrow Ltd 5% 2/15/2028 (d)	5,510,000	5,404,156
Yum! Brands Inc 4.625% 1/31/2032	1,530,000	1,440,216
		62,209,099
Household Durables - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (d)	1,240,000	1,136,747
Century Communities Inc 3.875% 8/15/2029 (d)	1,245,000	1,110,533
LGI Homes Inc 8.75% 12/15/2028 (d)	975,000	984,560
Somnigroup International Inc 3.875% 10/15/2031 (d)	2,230,000	1,957,510
Somnigroup International Inc 4% 4/15/2029 (d)	2,545,000	2,362,822
TopBuild Corp 3.625% 3/15/2029 (d)	755,000	701,832
Tri Pointe Homes Inc 5.7% 6/15/2028	1,965,000	1,964,124
		10,218,128
Specialty Retail - 1.2%
Asbury Automotive Group Inc 4.5% 3/1/2028	492,000	476,270
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)	6,520,000	6,131,211
Asbury Automotive Group Inc 4.75% 3/1/2030	489,000	457,310
Asbury Automotive Group Inc 5% 2/15/2032 (d)	1,535,000	1,398,893
Bath & Body Works Inc 6.625% 10/1/2030 (d)	4,585,000	4,665,724
Bath & Body Works Inc 6.75% 7/1/2036	1,340,000	1,318,352
Bath & Body Works Inc 7.5% 6/15/2029	1,135,000	1,157,260
LBM Acquisition LLC 6.25% 1/15/2029 (d)	2,880,000	2,523,692
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)	1,160,000	1,213,231
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (d)	2,260,000	2,160,000
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (d)	2,540,000	2,365,694
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	1,995,000	2,055,217
		25,922,854
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (d)	825,000	721,104
Crocs Inc 4.25% 3/15/2029 (d)	1,110,000	1,030,147
Kontoor Brands Inc 4.125% 11/15/2029 (d)	760,000	698,336
		2,449,587
TOTAL CONSUMER DISCRETIONARY		127,681,750

Consumer Staples - 2.6%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)	810,000	805,516
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	4,630,000	4,318,461
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)	4,225,000	4,177,209
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	6,100,000	5,892,891
C&S Group Enterprises LLC 5% 12/15/2028 (d)	1,110,000	928,241
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	12,270,000	12,552,222
Performance Food Group Inc 4.25% 8/1/2029 (d)	1,160,000	1,097,886
Performance Food Group Inc 5.5% 10/15/2027 (d)	1,353,000	1,341,909
US Foods Inc 4.625% 6/1/2030 (d)	1,070,000	1,019,155
US Foods Inc 7.25% 1/15/2032 (d)	985,000	1,030,418
		32,358,392
Food Products - 0.9%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (d)	855,000	840,637
Darling Ingredients Inc 5.25% 4/15/2027 (d)	2,655,000	2,625,772
Darling Ingredients Inc 6% 6/15/2030 (d)	2,040,000	2,034,246
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	1,895,000	1,985,124
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	1,315,000	1,375,006
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)	1,720,000	1,613,558
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	860,000	787,861
Post Holdings Inc 4.5% 9/15/2031 (d)	6,170,000	5,614,942
Post Holdings Inc 4.625% 4/15/2030 (d)	2,050,000	1,932,340
Post Holdings Inc 5.5% 12/15/2029 (d)	865,000	849,000
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (d)	1,070,000	993,985
		20,652,471
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (d)	257,000	212,260
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (d)	2,425,000	2,516,033
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 4.75% 1/15/2029 (d)	1,240,000	1,192,817
		3,708,850
TOTAL CONSUMER STAPLES		57,737,489

Energy - 6.9%
Energy Equipment & Services - 0.9%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (d)	985,000	941,670
KLX Energy Services Holdings Inc U.S. SOFR Averages Index + 8.5%, 12.8433% 3/12/2030 pay-in-kind (d)(e)(f)	2,288,500	2,219,845
Nabors Industries Inc 9.125% 1/31/2030 (d)	1,950,000	1,765,843
Nabors Industries Ltd 7.5% 1/15/2028 (d)	1,360,000	1,082,282
Noble Finance II LLC 8% 4/15/2030 (d)	960,000	914,657
Transocean Inc 8% 2/1/2027 (d)	1,228,000	1,140,739
Transocean Inc 8.25% 5/15/2029 (d)	775,000	627,864
Transocean Inc 8.5% 5/15/2031 (d)	7,275,000	5,623,859
Transocean Inc 8.75% 2/15/2030 (d)	3,768,000	3,683,184
Transocean Titan Financing Ltd 8.375% 2/1/2028 (d)	1,788,714	1,771,993
Valaris Ltd 8.375% 4/30/2030 (d)	975,000	913,563
		20,685,499
Oil, Gas & Consumable Fuels - 6.0%
Alpha Natural Resources Inc 9.75% (j)(k)	1,770,000	0
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)	1,205,000	1,175,965
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (d)	1,705,000	1,694,778
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)	2,655,000	2,645,423
California Resources Corp 8.25% 6/15/2029 (d)	1,085,000	1,034,445
Chesapeake Energy Corp 7% (j)(k)	840,000	0
Chesapeake Energy Corp 8% (j)(k)	300,000	0
Chesapeake Energy Corp 8% (j)(k)	480,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	1,105,000	1,099,031
CITGO Petroleum Corp 8.375% 1/15/2029 (d)	4,325,000	4,327,102
Civitas Resources Inc 8.625% 11/1/2030 (d)	1,985,000	1,913,139
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	900,000	828,425
CNX Resources Corp 6% 1/15/2029 (d)	690,000	669,418
CNX Resources Corp 7.375% 1/15/2031 (d)	890,000	890,894
Comstock Resources Inc 5.875% 1/15/2030 (d)	4,426,000	4,006,642
Comstock Resources Inc 6.75% 3/1/2029 (d)	7,095,000	6,762,879
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)	4,245,000	4,073,638
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	2,610,000	2,746,200
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)	665,000	674,413
CVR Energy Inc 5.75% 2/15/2028 (d)	3,170,000	2,893,030
CVR Energy Inc 8.5% 1/15/2029 (d)	6,890,000	6,331,191
DCP Midstream Operating LP 8.125% 8/16/2030	130,000	148,522
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	2,645,000	2,613,465
DT Midstream Inc 4.125% 6/15/2029 (d)	1,215,000	1,140,313
DT Midstream Inc 4.375% 6/15/2031 (d)	1,215,000	1,119,061
Energy Transfer LP 5.625% 5/1/2027 (d)	12,200,000	12,203,583
Energy Transfer LP 6% 2/1/2029 (d)	8,530,000	8,623,158
Expand Energy Corp 4.875% (j)(k)	2,950,000	0
Expand Energy Corp 5.375% 3/15/2030	1,665,000	1,652,941
Expand Energy Corp 5.75% (j)(k)	1,890,000	0
Expand Energy Corp 5.875% 2/1/2029 (d)	2,735,000	2,724,622
Expand Energy Corp 6.75% 4/15/2029 (d)	1,150,000	1,158,356
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)	1,235,000	1,257,255
Hess Midstream Operations LP 4.25% 2/15/2030 (d)	1,345,000	1,262,545
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	1,570,000	1,537,008
Hess Midstream Operations LP 5.5% 10/15/2030 (d)	890,000	869,008
HF Sinclair Corp 5% 2/1/2028	1,060,000	1,049,039
HF Sinclair Corp 6.375% 4/15/2027	520,000	524,831
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)	310,000	299,975
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)	2,400,000	2,494,241
Kinetik Holdings LP 5.875% 6/15/2030 (d)	1,335,000	1,304,362
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)	1,085,000	997,010
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	675,000	608,376
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	990,000	977,375
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	1,950,000	1,873,424
Occidental Petroleum Corp 7.2% 3/15/2029	545,000	572,770
ONEOK Inc 5.375% 6/1/2029	650,000	660,420
ONEOK Inc 6.5% 9/1/2030 (d)	2,725,000	2,879,014
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	3,845,000	3,392,445
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	4,245,000	3,492,223
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	2,555,000	2,248,903
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	1,165,000	1,135,875
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)	2,460,000	2,528,103
SM Energy Co 6.625% 1/15/2027	850,000	835,177
SM Energy Co 6.75% 9/15/2026	845,000	837,269
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	1,710,000	1,609,220
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	1,320,000	1,250,600
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	4,740,000	4,724,386
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (d)	985,000	1,008,835
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	95,000	92,362
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)	950,000	937,756
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)	1,620,000	1,493,429
Talos Production Inc 9% 2/1/2029 (d)	880,000	843,603
Talos Production Inc 9.375% 2/1/2031 (d)	1,000,000	940,226
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	1,405,000	1,366,453
Venture Global Calcasieu 3.875% 8/15/2029 (d)	1,035,000	947,879
Venture Global Calcasieu 4.125% 8/15/2031 (d)	1,035,000	929,795
Venture Global Calcasieu 6.25% 1/15/2030 (d)	3,835,000	3,836,055
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	2,275,000	2,333,940
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)	2,325,000	2,387,538
		133,489,359
TOTAL ENERGY		154,174,858

Financials - 5.5%
Capital Markets - 0.6%
AssuredPartners Inc 5.625% 1/15/2029 (d)	1,140,000	1,136,062
AssuredPartners Inc 7.5% 2/15/2032 (d)	1,005,000	1,068,185
BroadStreet Partners Inc 5.875% 4/15/2029 (d)	2,115,000	2,042,088
Coinbase Global Inc 3.375% 10/1/2028 (d)	4,600,000	4,233,794
Coinbase Global Inc 3.625% 10/1/2031 (d)	2,715,000	2,356,176
Hightower Holding LLC 6.75% 4/15/2029 (d)	785,000	750,617
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)	1,240,000	1,180,358
MSCI Inc 3.25% 8/15/2033 (d)	1,245,000	1,065,255
MSCI Inc 4% 11/15/2029 (d)	900,000	860,972
		14,693,507
Consumer Finance - 1.7%
Ally Financial Inc 8% 11/1/2031	16,223,000	17,965,362
Ally Financial Inc 8% 11/1/2031	3,105,000	3,410,465
OneMain Finance Corp 4% 9/15/2030	720,000	638,434
OneMain Finance Corp 5.375% 11/15/2029	9,325,000	8,914,234
OneMain Finance Corp 6.625% 1/15/2028	1,185,000	1,193,298
OneMain Finance Corp 7.125% 3/15/2026	4,710,000	4,751,189
OneMain Finance Corp 7.875% 3/15/2030	985,000	1,017,544
		37,890,526
Financial Services - 0.9%
Block Inc 3.5% 6/1/2031	1,615,000	1,441,490
Compass Group Diversified Holdings LLC 5% 1/15/2032 (d)	870,000	778,749
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (d)	2,270,000	2,141,387
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	1,355,000	1,324,949
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	3,415,000	2,847,484
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	5,030,000	4,769,686
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	3,497,000	3,483,989
MGIC Investment Corp 5.25% 8/15/2028	1,040,000	1,037,698
NCR Atleos Corp 9.5% 4/1/2029 (d)	1,480,000	1,592,294
		19,417,726
Insurance - 2.3%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	6,240,000	5,911,664
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	1,055,000	1,074,740
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	4,685,000	4,793,580
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)	1,470,000	1,418,428
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)	1,290,000	1,245,290
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	7,995,000	7,937,520
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	5,690,000	5,730,968
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)	1,680,000	1,705,028
AmWINS Group Inc 4.875% 6/30/2029 (d)	1,205,000	1,150,446
HUB International Ltd 5.625% 12/1/2029 (d)	5,635,000	5,504,701
HUB International Ltd 7.25% 6/15/2030 (d)	6,265,000	6,498,327
HUB International Ltd 7.375% 1/31/2032 (d)	2,495,000	2,570,454
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	3,590,000	3,677,937
USI Inc/NY 7.5% 1/15/2032 (d)	1,300,000	1,342,626
		50,561,709
TOTAL FINANCIALS		122,563,468

Health Care - 3.5%
Health Care Equipment & Supplies - 0.2%
Avantor Funding Inc 3.875% 11/1/2029 (d)	860,000	793,944
Bausch + Lomb Corp 8.375% 10/1/2028 (d)	1,970,000	2,046,436
Hologic Inc 4.625% 2/1/2028 (d)	645,000	634,415
		3,474,795
Health Care Providers & Services - 2.4%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)	3,150,000	3,252,400
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	2,860,000	2,361,089
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	2,625,000	2,239,525
CHS/Community Health Systems Inc 6% 1/15/2029 (d)	1,085,000	1,010,752
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	2,910,000	1,984,315
DaVita Inc 3.75% 2/15/2031 (d)	535,000	470,353
DaVita Inc 4.625% 6/1/2030 (d)	4,545,000	4,227,124
Encompass Health Corp 5.75% 9/15/2025	114,000	113,726
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)	1,620,000	1,554,377
HealthEquity Inc 4.5% 10/1/2029 (d)	895,000	845,746
Molina Healthcare Inc 3.875% 11/15/2030 (d)	1,360,000	1,225,985
Molina Healthcare Inc 3.875% 5/15/2032 (d)	1,730,000	1,524,505
Owens & Minor Inc 4.5% 3/31/2029 (d)	1,065,000	863,105
Tenet Healthcare Corp 4.25% 6/1/2029	8,360,000	7,961,784
Tenet Healthcare Corp 4.375% 1/15/2030	6,245,000	5,918,392
Tenet Healthcare Corp 6.125% 6/15/2030	4,600,000	4,615,171
Tenet Healthcare Corp 6.25% 2/1/2027	9,945,000	9,940,095
Tenet Healthcare Corp 6.75% 5/15/2031	990,000	1,014,838
		51,123,282
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)	1,125,000	1,117,680
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	1,365,000	1,249,586
Charles River Laboratories International Inc 4% 3/15/2031 (d)	1,545,000	1,358,508
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	485,000	461,228
		3,069,322
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (d)	11,930,000	11,681,547
Jazz Securities DAC 4.375% 1/15/2029 (d)	1,635,000	1,551,651
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	3,525,000	3,324,670
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)	2,410,000	2,022,836
		18,580,704
TOTAL HEALTH CARE		77,365,783

Industrials - 7.7%
Aerospace & Defense - 2.7%
Moog Inc 4.25% 12/15/2027 (d)	480,000	463,032
TransDigm Inc 4.625% 1/15/2029	4,860,000	4,674,503
TransDigm Inc 4.875% 5/1/2029	15,000,000	14,475,204
TransDigm Inc 5.5% 11/15/2027	14,675,000	14,605,138
TransDigm Inc 6.375% 3/1/2029 (d)	4,505,000	4,589,298
TransDigm Inc 6.625% 3/1/2032 (d)	1,005,000	1,029,476
TransDigm Inc 6.75% 8/15/2028 (d)	8,160,000	8,313,000
TransDigm Inc 6.875% 12/15/2030 (d)	7,770,000	8,005,843
TransDigm Inc 7.125% 12/1/2031 (d)	1,950,000	2,026,805
Triumph Group Inc 9% 3/15/2028 (d)	1,147,000	1,203,209
		59,385,508
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (d)	2,390,000	2,222,432
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	355,000	351,068
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	890,000	903,728
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)	1,540,000	1,541,108
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)	590,000	531,691
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	1,070,000	1,011,816
		4,339,411
Commercial Services & Supplies - 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)	846,000	813,081
Artera Services LLC 8.5% 2/15/2031 (d)	11,700,000	11,100,670
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	7,245,000	6,882,213
Clean Harbors Inc 6.375% 2/1/2031 (d)	790,000	804,693
CoreCivic Inc 8.25% 4/15/2029	5,765,000	6,076,944
GEO Group Inc/The 10.25% 4/15/2031	2,575,000	2,813,618
GEO Group Inc/The 8.625% 4/15/2029	3,605,000	3,789,748
GFL Environmental Inc 4% 8/1/2028 (d)	1,275,000	1,214,513
GFL Environmental Inc 4.75% 6/15/2029 (d)	1,625,000	1,576,613
GFL Environmental Inc 6.75% 1/15/2031 (d)	1,450,000	1,507,276
Madison IAQ LLC 4.125% 6/30/2028 (d)	1,535,000	1,465,558
Madison IAQ LLC 5.875% 6/30/2029 (d)	1,225,000	1,158,407
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	10,180,000	9,060,200
Reworld Holding Corp 4.875% 12/1/2029 (d)	4,810,000	4,494,359
Reworld Holding Corp 5% 9/1/2030	1,940,000	1,781,505
Williams Scotsman Inc 7.375% 10/1/2031 (d)	985,000	1,021,673
		55,561,071
Construction & Engineering - 0.4%
Arcosa Inc 4.375% 4/15/2029 (d)	1,075,000	1,010,508
Pike Corp 5.5% 9/1/2028 (d)	5,980,000	5,872,853
Pike Corp 8.625% 1/31/2031 (d)	2,445,000	2,565,010
		9,448,371
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (d)	1,530,000	1,407,468
Ground Transportation - 0.4%
Uber Technologies Inc 4.5% 8/15/2029 (d)	3,730,000	3,672,954
Uber Technologies Inc 6.25% 1/15/2028 (d)	1,225,000	1,231,450
Uber Technologies Inc 7.5% 9/15/2027 (d)	2,655,000	2,682,304
XPO Inc 6.25% 6/1/2028 (d)	960,000	969,511
XPO Inc 7.125% 2/1/2032 (d)	1,470,000	1,505,822
		10,062,041
Machinery - 0.2%
Allison Transmission Inc 5.875% 6/1/2029 (d)	1,265,000	1,264,082
Chart Industries Inc 7.5% 1/1/2030 (d)	2,500,000	2,593,721
		3,857,803
Passenger Airlines - 0.9%
Allegiant Travel Co 7.25% 8/15/2027 (d)	1,320,000	1,219,200
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)	3,155,000	3,116,463
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)	3,235,000	3,297,092
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (d)	4,820,000	4,674,933
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (d)(e)	954,899	753,773
United Airlines Inc 4.375% 4/15/2026 (d)	3,965,000	3,908,395
United Airlines Inc 4.625% 4/15/2029 (d)	3,180,000	2,987,002
		19,956,858
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (d)	1,135,000	1,035,274
Trading Companies & Distributors - 0.2%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)	1,465,000	1,531,586
Foundation Building Materials Inc 6% 3/1/2029 (d)	735,000	619,523
H&E Equipment Services Inc 3.875% 12/15/2028 (d)	2,415,000	2,404,761
		4,555,870
TOTAL INDUSTRIALS		171,832,107

Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (d)	1,350,000	1,292,460
CPI CG Inc 10% 7/15/2029 (d)	1,070,000	1,147,382
Lightning Power LLC 7.25% 8/15/2032 (d)	2,145,000	2,222,287
TTM Technologies Inc 4% 3/1/2029 (d)	1,135,000	1,055,062
		5,717,191
IT Services - 1.0%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	6,410,000	5,668,633
ASGN Inc 4.625% 5/15/2028 (d)	1,350,000	1,284,718
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	6,860,000	6,390,247
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	1,495,000	1,481,829
Twilio Inc 3.625% 3/15/2029	6,425,000	6,023,019
Twilio Inc 3.875% 3/15/2031	1,340,000	1,216,103
Unisys Corp 6.875% 11/1/2027 (d)	830,000	798,711
		22,863,260
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp 3.875% 9/1/2028 (d)	5,500,000	5,199,080
Synaptics Inc 4% 6/15/2029 (d)	900,000	831,991
Wolfspeed Inc 7.9583% 6/23/2030 (d)(k)(n)(o)	4,236,916	4,078,032
		10,109,103
Software - 1.2%
Cloud Software Group Inc 6.5% 3/31/2029 (d)	16,555,000	16,560,941
Crowdstrike Holdings Inc 3% 2/15/2029	1,130,000	1,047,829
Elastic NV 4.125% 7/15/2029 (d)	3,785,000	3,572,224
Fair Isaac Corp 4% 6/15/2028 (d)	1,530,000	1,467,238
NCR Voyix Corp 5% 10/1/2028 (d)	750,000	726,936
NCR Voyix Corp 5.125% 4/15/2029 (d)	1,081,000	1,039,412
PTC Inc 4% 2/15/2028 (d)	915,000	883,688
UKG Inc 6.875% 2/1/2031 (d)	1,505,000	1,548,335
		26,846,603
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 8.25% 12/15/2029	3,160,000	3,388,560
Seagate HDD Cayman 8.5% 7/15/2031	2,045,000	2,187,838
		5,576,398
TOTAL INFORMATION TECHNOLOGY		71,112,555

Materials - 3.0%
Chemicals - 1.0%
Ingevity Corp 3.875% 11/1/2028 (d)	1,515,000	1,399,831
LSB Industries Inc 6.25% 10/15/2028 (d)	3,360,000	3,144,589
Olin Corp 5% 2/1/2030	1,555,000	1,460,323
Olympus Water US Holding Corp 4.25% 10/1/2028 (d)	3,370,000	3,113,314
Olympus Water US Holding Corp 7.125% 10/1/2027 (d)	1,070,000	1,072,759
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	4,875,000	5,079,546
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	1,035,000	991,531
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)	1,985,000	1,958,766
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,530,000	1,339,976
Tronox Inc 4.625% 3/15/2029 (d)	1,705,000	1,380,154
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	950,000	955,071
		21,895,860
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	3,925,000	4,026,975
Containers & Packaging - 1.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)	760,000	694,686
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	1,515,000	1,318,668
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	890,000	886,733
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	1,060,000	1,067,779
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)	7,325,000	7,547,117
Crown Americas LLC / Crown Americas Capital Corp V 4.25% 9/30/2026	1,210,000	1,192,930
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026	4,780,000	4,752,243
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	825,000	806,758
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	1,125,000	1,033,775
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)	950,000	952,508
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)	950,000	957,015
Trident TPI Holdings Inc 12.75% 12/31/2028 (d)	950,000	996,590
		22,206,802
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (d)	1,980,000	1,839,290
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	835,000	860,267
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	1,145,000	1,185,495
ATI Inc 4.875% 10/1/2029	845,000	807,272
ATI Inc 5.125% 10/1/2031	750,000	709,826
ATI Inc 7.25% 8/15/2030	975,000	1,014,028
Cleveland-Cliffs Inc 4.625% 3/1/2029 (d)	3,200,000	2,917,335
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)	1,480,000	1,269,548
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)	2,000,000	1,925,881
Commercial Metals Co 3.875% 2/15/2031	780,000	699,310
Compass Minerals International Inc 6.75% 12/1/2027 (d)	3,850,000	3,804,332
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)	1,575,000	1,515,386
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)	610,000	578,648
		19,126,618
TOTAL MATERIALS		67,256,255

Real Estate - 2.1%
Diversified REITs - 0.7%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (d)	1,295,000	1,209,885
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	1,120,000	1,001,608
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	1,211,000	1,285,822
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)	4,258,000	4,075,191
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	2,070,000	1,893,698
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (d)	1,445,000	1,383,747
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	3,015,000	2,983,629
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)	1,720,000	1,670,561
		15,504,141
Health Care REITs - 0.5%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	1,445,000	957,705
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	9,710,000	8,576,099
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)	1,600,000	1,625,573
		11,159,377
Real Estate Management & Development - 0.3%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)	860,000	903,111
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)	1,416,000	1,371,946
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)	2,100,000	2,100,948
Taylor Morrison Communities Inc 5.875% 6/15/2027 (d)	1,490,000	1,497,276
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (d)	675,000	631,326
		6,504,607
Specialized REITs - 0.6%
Iron Mountain Inc 4.5% 2/15/2031 (d)	2,975,000	2,756,103
Iron Mountain Inc 4.875% 9/15/2029 (d)	3,800,000	3,659,695
SBA Communications Corp 3.125% 2/1/2029	1,695,000	1,570,374
SBA Communications Corp 3.875% 2/15/2027	6,375,000	6,236,647
		14,222,819
TOTAL REAL ESTATE		47,390,944

Utilities - 1.8%
Electric Utilities - 1.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)	850,000	737,133
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	1,705,000	1,517,916
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	970,000	947,981
NRG Energy Inc 3.375% 2/15/2029 (d)	665,000	616,446
NRG Energy Inc 3.625% 2/15/2031 (d)	1,320,000	1,186,380
NRG Energy Inc 3.875% 2/15/2032 (d)	171,000	152,948
NRG Energy Inc 5.75% 1/15/2028	2,765,000	2,775,737
NRG Energy Inc 6% 2/1/2033 (d)	760,000	752,024
NRG Energy Inc 6.25% 11/1/2034 (d)	910,000	908,602
Pacific Gas and Electric Co 3.45% 7/1/2025	400,000	398,848
Pacific Gas and Electric Co 3.75% 7/1/2028	400,000	387,388
Pacific Gas and Electric Co 3.95% 12/1/2047	885,000	620,182
Pacific Gas and Electric Co 4% 12/1/2046	2,184,000	1,555,859
PG&E Corp 5% 7/1/2028	10,140,000	9,890,696
PG&E Corp 5.25% 7/1/2030	1,150,000	1,108,004
Vistra Operations Co LLC 4.375% 5/1/2029 (d)	3,105,000	2,985,754
Vistra Operations Co LLC 5% 7/31/2027 (d)	3,565,000	3,533,960
Vistra Operations Co LLC 5.5% 9/1/2026 (d)	1,822,000	1,816,974
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	4,435,000	4,432,132
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	1,965,000	2,077,756
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)	980,000	969,891
		39,372,611
Gas Utilities - 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (d)	1,610,000	1,471,693
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% 10/1/2028 (d)	2,950,000	865,338
Sunnova Energy Corp 5.875% 9/1/2026 (d)	485,000	145,500
		1,010,838
TOTAL UTILITIES		41,855,142

TOTAL UNITED STATES		1,008,347,220
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	5,740,000	5,824,306
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	2,390,000	2,512,488

TOTAL ZAMBIA		8,336,794
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,190,842,438)		1,161,845,798

Preferred Securities - 4.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.0%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Energy Transfer LP 6.5% (e)(p)	1,945,000	1,989,890
Energy Transfer LP 6.625% (e)(p)	8,261,000	8,039,547
Energy Transfer LP Series G, 7.125% (e)(p)	17,150,000	17,464,323
Mesquite Energy Inc 7.25% (j)(p)	6,264,000	62,640
		27,556,400
Financials - 2.5%
Banks - 1.4%
Bank of America Corp 5.875% (e)(p)	14,280,000	14,233,986
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0329% (e)(f)(p)	3,555,000	3,556,363
Wells Fargo & Co 5.875% (e)(p)	7,645,000	7,777,536
Wells Fargo & Co 7.625% (e)(p)	5,740,000	6,098,482
		31,666,367
Capital Markets - 0.7%
Goldman Sachs Group Inc/The 5.3% (e)(p)	15,000,000	15,235,177
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (e)(p)	945,000	808,589
Insurance - 0.4%
Alliant Holdings LP 10.5% (e)(k)(p)	8,524,538	8,374,965
TOTAL FINANCIALS		56,085,098

Utilities - 0.3%
Electric Utilities - 0.3%
Edison International 5% (e)(p)	455,000	405,294
Edison International 5.375% (e)(p)	5,885,000	5,554,644
		5,959,938
TOTAL UNITED STATES		89,601,436
TOTAL PREFERRED SECURITIES (Cost $96,203,050)		89,601,436

Money Market Funds - 8.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	4.33	186,755,629	186,792,980
Fidelity Securities Lending Cash Central Fund (q)(r)	4.33	2,076,192	2,076,400
TOTAL MONEY MARKET FUNDS (Cost $188,869,286)			188,869,380

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,196,376,537)	2,235,488,006
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,400,324
NET ASSETS - 100.0%	2,237,888,330

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,560,051 or 2.8% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $910,473,247 or 40.7% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)	Level 3 security
(l)	Non-income producing
(m)	Security or a portion of the security is on loan at period end.
(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,816,667 and $2,711,042, respectively.

(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/97 - 7/13/98	1,538,320

EchoStar Corp	9/30/24	2,372,829

Fidelity Private Credit Company LLC	4/28/22 - 4/07/25	58,424,881

New Cotai LLC / New Cotai Capital Corp	9/11/20	7,223,533

Northeast Grocery Inc	11/08/21	135,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	260,674,449	208,571,069	282,452,537	6,548,475	-	(1)	186,792,980	186,755,629	0.3%
Fidelity Securities Lending Cash Central Fund	1,231,650	27,148,982	26,304,232	735	-	-	2,076,400	2,076,192	0.0%
Total	261,906,099	235,720,051	308,756,769	6,549,210	-	(1)	188,869,380

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	51,761,865	7,329,737	-	5,104,737	-	(2,786,218)	56,305,384	5,883,530
	51,761,865	7,329,737	-	5,104,737	-	(2,786,218)	56,305,384

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	56,305,384	-	56,305,384	-

Asset-Backed Securities	7,680,279	-	7,680,279	-

Bank Loan Obligations
Communication Services	5,399,197	-	5,399,197	-
Consumer Discretionary	51,911,723	-	51,911,723	-
Consumer Staples	2,651,390	-	2,651,390	-
Energy	8,413,659	-	8,413,659	-
Financials	29,704,432	-	29,704,432	-
Health Care	20,323,091	-	20,323,091	-
Industrials	23,156,810	-	23,156,810	-
Information Technology	107,590,835	-	107,590,835	-
Materials	28,474,491	-	28,474,491	-
Utilities	402,061	-	402,061	-

Common Stocks
Communication Services	40,859,141	40,859,141	-	-
Consumer Discretionary	56,490,316	40,286,067	15,206,347	997,902
Consumer Staples	8,327,194	5,962,935	-	2,364,259
Energy	17,660,198	8,048,047	599,569	9,012,582
Financials	72,148,155	72,147,810	-	345
Health Care	4,399,468	4,395,315	-	4,153
Industrials	84,779,711	84,779,711	-	-
Information Technology	111,281,985	110,730,325	-	551,660
Materials	12,293,870	12,293,870	-	-
Utilities	29,639,665	29,638,926	-	739

Convertible Corporate Bonds
Communication Services	6,330,449	-	6,330,449	-
Consumer Discretionary	1,942,591	-	-	1,942,591
Financials	1,430,640	-	1,430,640	-
Information Technology	5,574,657	-	5,574,657	-

Non-Convertible Corporate Bonds
Communication Services	113,480,482	-	113,480,482	-
Consumer Discretionary	147,302,201	-	146,518,014	784,187
Consumer Staples	59,506,110	-	59,506,110	-
Energy	191,110,531	-	191,110,531	-
Financials	123,300,345	-	123,300,345	-
Health Care	81,727,812	-	81,727,812	-
Industrials	181,827,916	-	181,827,916	-
Information Technology	77,909,433	-	73,831,401	4,078,032
Materials	95,441,940	-	95,441,940	-
Real Estate	47,390,944	-	47,390,944	-
Utilities	42,848,084	-	42,848,084	-

Preferred Securities
Energy	27,556,400	-	27,556,400	-
Financials	56,085,098	-	47,710,133	8,374,965
Utilities	5,959,938	-	5,959,938	-

Money Market Funds	188,869,380	188,869,380	-	-
Total Investments in Securities:	2,235,488,006	598,011,527	1,609,365,064	28,111,415
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2025($)
Bank Loan Obligations	-	(526,888)	526,888	-	-	-	-	-	-	-
Common Stocks	13,037,558	-	46,252	243,061	(395,231)	-	-	-	12,931,640	46,252
Convertible Corporate Bonds	3,701,944	-	(1,814,828)	47,678	-	7,798	-	(1)	1,942,591	(1,814,828)
Non-Convertible Corporate Bonds	4,731,063	-	108,247	11,651	-	11,258	-	-	4,862,219	108,247
Preferred Securities	8,270,232	-	(126,287)	231,020	-	-	-	-	8,374,965	(126,287)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,016,242) - See accompanying schedule:
Unaffiliated issuers (cost $1,949,082,370)	$1,990,313,242
Fidelity Central Funds (cost $188,869,286)	188,869,380
Other affiliated issuers (cost $58,424,881)	56,305,384

Total Investment in Securities (cost $2,196,376,537)		$2,235,488,006
Cash		388,933
Foreign currency held at value (cost $54,893)		55,840
Receivable for investments sold		61,016
Receivable for fund shares sold		1,568,811
Dividends receivable		65,781
Interest receivable		22,116,326
Distributions receivable from Fidelity Central Funds		853,683
Prepaid expenses		682
Other receivables		8,198
Total assets		2,260,607,276
Liabilities
Payable for investments purchased
Regular delivery	$13,358,257
Delayed delivery	1,180,950
Payable for fund shares redeemed	3,648,281
Distributions payable	949,666
Accrued management fee	1,245,939
Distribution and service plan fees payable	207,540
Other payables and accrued expenses	51,913
Collateral on securities loaned	2,076,400
Total liabilities		22,718,946
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,237,888,330
Net Assets consist of:
Paid in capital		$2,197,161,657
Total accumulated earnings (loss)		40,726,673
Net Assets		$2,237,888,330

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($524,888,715 ÷ 45,409,922 shares)(a)		$11.56
Maximum offering price per share (100/96.00 of $11.56)		$12.04
Class M :
Net Asset Value and redemption price per share ($233,475,570 ÷ 20,076,691 shares)(a)		$11.63
Maximum offering price per share (100/96.00 of $11.63)		$12.11
Class C :
Net Asset Value and offering price per share ($62,568,988 ÷ 5,423,678 shares)(a)		$11.54
Class I :
Net Asset Value, offering price and redemption price per share ($1,017,833,761 ÷ 94,482,950 shares)		$10.77
Class Z :
Net Asset Value, offering price and redemption price per share ($399,121,296 ÷ 37,045,413 shares)		$10.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$4,736,857
Affiliated issuers		4,308,762
Interest		51,268,578
Income from Fidelity Central Funds (including $735 from security lending)		6,549,210
Total income		66,863,407
Expenses
Management fee	$8,075,754
Distribution and service plan fees	1,297,553
Custodian fees and expenses	10,265
Independent trustees' fees and expenses	5,146
Registration fees	89,671
Audit fees	41,599
Legal	8,464
Miscellaneous	11,119
Total expenses before reductions	9,539,571
Expense reductions	(212,667)
Total expenses after reductions		9,326,904
Net Investment income (loss)		57,536,503
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,910,518
Foreign currency transactions	554
Capital gain distributions from underlying funds:
Affiliated issuers	795,975
Total net realized gain (loss)		12,707,047
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(64,065,651)
Fidelity Central Funds	(1)
Other affiliated issuers	(2,786,218)
Unfunded commitments	(1,825,312)
Assets and liabilities in foreign currencies	1,390
Total change in net unrealized appreciation (depreciation)		(68,675,792)
Net gain (loss)		(55,968,745)
Net increase (decrease) in net assets resulting from operations		$1,567,758
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,536,503	$116,444,137
Net realized gain (loss)	12,707,047	9,786,819
Change in net unrealized appreciation (depreciation)	(68,675,792)	220,892,198
Net increase (decrease) in net assets resulting from operations	1,567,758	347,123,154
Distributions to shareholders	(59,333,377)	(109,086,155)

Share transactions - net increase (decrease)	(15,292,742)	221,824,323
Total increase (decrease) in net assets	(73,058,361)	459,861,322

Net Assets
Beginning of period	2,310,946,691	1,851,085,369
End of period	$2,237,888,330	$2,310,946,691

Financial Highlights
Fidelity Advisor® Capital & Income Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.54	$10.90	$12.94	$10.95	$11.12
Income from Investment Operations
Net investment income (loss) A,B	.279	.593	.551	.455	.382	.422
Net realized and unrealized gain (loss)	(.262)	1.252	- C	(1.803)	1.989	(.169)
Total from investment operations	.017	1.845	.551	(1.348)	2.371	.253
Distributions from net investment income	(.287)	(.555)	(.544)	(.433)	(.381)	(.417)
Distributions from net realized gain	-	-	(.367)	(.259)	-	(.006)
Total distributions	(.287)	(.555)	(.911)	(.692)	(.381)	(.423)
Net asset value, end of period	$11.56	$11.83	$10.54	$10.90	$12.94	$10.95
Total Return D,E,F	.12%	17.78%	5.16%	(10.75)%	21.85%	2.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.99%	.98%	1.01%	.99%	1.00%
Expenses net of fee waivers, if any	.96 % I	.97%	.98%	1.01%	.99%	1.00%
Expenses net of all reductions, if any	.96% I	.97%	.98%	1.01%	.99%	1.00%
Net investment income (loss)	4.75% I	5.18%	5.11%	3.88%	3.07%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$524,889	$537,083	$466,886	$462,864	$565,899	$461,963
Portfolio turnover rate J	17 % I	29%	29%	29%	27%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$10.60	$10.96	$13.01	$11.01	$11.18
Income from Investment Operations
Net investment income (loss) A,B	.280	.599	.556	.458	.385	.425
Net realized and unrealized gain (loss)	(.261)	1.260	(.001)	(1.813)	1.998	(.169)
Total from investment operations	.019	1.859	.555	(1.355)	2.383	.256
Distributions from net investment income	(.289)	(.559)	(.548)	(.436)	(.383)	(.420)
Distributions from net realized gain	-	-	(.367)	(.259)	-	(.006)
Total distributions	(.289)	(.559)	(.915)	(.695)	(.383)	(.426)
Net asset value, end of period	$11.63	$11.90	$10.60	$10.96	$13.01	$11.01
Total Return C,D,E	.13%	17.82%	5.17%	(10.75)%	21.84%	2.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97% H	.97%	.98%	1.01%	.99%	1.00%
Expenses net of fee waivers, if any	.95 % H	.96%	.97%	1.01%	.99%	1.00%
Expenses net of all reductions, if any	.95% H	.96%	.97%	1.01%	.99%	1.00%
Net investment income (loss)	4.75% H	5.19%	5.11%	3.89%	3.08%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$233,476	$244,473	$223,836	$238,446	$299,876	$265,639
Portfolio turnover rate I	17 % H	29%	29%	29%	27%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.81	$10.51	$10.88	$12.92	$10.93	$11.10
Income from Investment Operations
Net investment income (loss) A,B	.234	.506	.469	.366	.286	.339
Net realized and unrealized gain (loss)	(.261)	1.261	(.010)	(1.804)	1.988	(.169)
Total from investment operations	(.027)	1.767	.459	(1.438)	2.274	.170
Distributions from net investment income	(.243)	(.467)	(.462)	(.343)	(.284)	(.334)
Distributions from net realized gain	-	-	(.367)	(.259)	-	(.006)
Total distributions	(.243)	(.467)	(.829)	(.602)	(.284)	(.340)
Net asset value, end of period	$11.54	$11.81	$10.51	$10.88	$12.92	$10.93
Total Return C,D,E	(.26) %	17.04%	4.27%	(11.45)%	20.95%	1.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.73% H	1.74%	1.76%	1.78%	1.76%	1.77%
Expenses net of fee waivers, if any	1.71 % H	1.72%	1.73%	1.77%	1.76%	1.77%
Expenses net of all reductions, if any	1.71% H	1.72%	1.73%	1.77%	1.76%	1.77%
Net investment income (loss)	3.99% H	4.42%	4.35%	3.12%	2.30%	3.14%
Supplemental Data
Net assets, end of period (000 omitted)	$62,569	$64,010	$54,054	$56,047	$71,058	$67,585
Portfolio turnover rate I	17 % H	29%	29%	29%	27%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$9.82	$10.19	$12.12	$10.26	$10.42
Income from Investment Operations
Net investment income (loss) A,B	.273	.578	.539	.454	.388	.422
Net realized and unrealized gain (loss)	(.249)	1.178	(.007)	(1.691)	1.860	(.157)
Total from investment operations	.024	1.756	.532	(1.237)	2.248	.265
Distributions from net investment income	(.284)	(.546)	(.535)	(.434)	(.388)	(.419)
Distributions from net realized gain	-	-	(.367)	(.259)	-	(.006)
Total distributions	(.284)	(.546)	(.902)	(.693)	(.388)	(.425)
Net asset value, end of period	$10.77	$11.03	$9.82	$10.19	$12.12	$10.26
Total Return C,D	.19%	18.18%	5.35%	(10.56)%	22.13%	2.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72% G	.75%	.73%	.76%	.74%	.75%
Expenses net of fee waivers, if any	.71 % G	.73%	.72%	.76%	.74%	.75%
Expenses net of all reductions, if any	.71% G	.73%	.72%	.76%	.74%	.74%
Net investment income (loss)	5.00% G	5.42%	5.36%	4.13%	3.32%	4.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,017,834	$1,018,426	$745,215	$695,712	$903,429	$510,187
Portfolio turnover rate H	17 % G	29%	29%	29%	27%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.02	$9.82	$10.19	$12.12	$10.26	$10.42
Income from Investment Operations
Net investment income (loss) A,B	.279	.590	.549	.463	.399	.430
Net realized and unrealized gain (loss)	(.239)	1.166	(.007)	(1.690)	1.860	(.156)
Total from investment operations	.040	1.756	.542	(1.227)	2.259	.274
Distributions from net investment income	(.290)	(.556)	(.545)	(.444)	(.399)	(.428)
Distributions from net realized gain	-	-	(.367)	(.259)	-	(.006)
Total distributions	(.290)	(.556)	(.912)	(.703)	(.399)	(.434)
Net asset value, end of period	$10.77	$11.02	$9.82	$10.19	$12.12	$10.26
Total Return C,D	.33%	18.20%	5.45%	(10.47)%	22.25%	2.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62% G	.65%	.64%	.66%	.64%	.65%
Expenses net of fee waivers, if any	.60 % G	.63%	.63%	.66%	.64%	.65%
Expenses net of all reductions, if any	.60% G	.63%	.63%	.66%	.64%	.65%
Net investment income (loss)	5.11% G	5.51%	5.46%	4.23%	3.42%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$399,121	$446,955	$361,094	$336,654	$363,496	$158,690
Portfolio turnover rate H	17 % G	29%	29%	29%	27%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Advisor Capital & Income Fund (the Fund) (formerly Fidelity Advisor High Income Advantage Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2025 was 9.88%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Bank Loan Obligations	$ -	Recovery value	Recovery value	$0.00	Increase
Common Stocks	$ 12,931,640	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.9 - 7.3 / 5.1	Increase
		Market approach	Transaction price	$2.92	Increase
		Discounted cash flow	Discount rate	9.4% - 13.3% / 9.5%	Decrease
		Recovery value	Recovery value	$0.00 - $0.22 / $0.05	Increase
		Black scholes	Discount rate	3.8% - 4.0% / 3.8%	Increase
			Term	1.8 - 4.2 / 1.9	Increase
			Volatility	45.0% - 60.0% / 45.2%	Increase
Convertible Corporate Bonds	$ 1,942,591	Black scholes	Discount rate	3.8%	Increase
			Term	1.8	Increase
			Volatility	45.0%	Increase
Non-Convertible Corporate Bonds	$ 4,862,219	Indicative market price	Evaluated bid	$6.00 - $21.50 / $16.91	Increase
		Discounted cash flow	Yield	16.3%	Decrease
		Recovery value	Recovery value	$0.00	Increase
Preferred Securities	$ 8,374,965	Discounted cash flow	Yield	10.4%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Capital & Income Fund	$7,392

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$155,796,799
Gross unrealized depreciation	(109,786,538)
Net unrealized appreciation (depreciation)	$46,010,261
Tax cost	$2,189,477,745

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,110,175)
Long-term	(21,200,037)
Total capital loss carryforward	$(26,310,212)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor Capital & Income Fund	Fidelity Private Credit Company LLC	5,319,991

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital & Income Fund	206,212,078	171,406,621
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.73
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Class I	.71
Class Z	.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	671,304	33,965
Class M	- %	.25%	301,925	4,047
Class C	.75%	.25%	324,324	78,005
			1,297,553	116,017
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	33,048
Class M	4,341
Class C A	175
37,564

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Capital & Income Fund	304

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Capital & Income Fund	3,528,433	276,383	93,040
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Capital & Income Fund	1,835
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Capital & Income Fund	77	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until February 28, 2026. During the period, this waiver reduced the Fund's management fee by $203,755.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,912.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Capital & Income Fund
Distributions to shareholders
Class A	$13,062,675	$25,078,208
Class M	5,873,472	11,683,271
Class C	1,335,406	2,461,395
Class I	27,385,662	45,474,839
Class Z	11,676,162	24,388,442
Total	59,333,377	109,086,155
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Capital & Income Fund
Class A
Shares sold	4,139,605	9,217,875	$48,930,717	$105,494,300
Reinvestment of distributions	1,021,415	2,014,106	12,077,639	23,136,995
Shares redeemed	(5,154,380)	(10,144,747)	(60,828,625)	(116,368,909)
Net increase (decrease)	6,640	1,087,234	$179,731	$12,262,386
Class M
Shares sold	1,063,056	2,496,793	$12,619,008	$28,673,865
Reinvestment of distributions	460,575	941,706	5,479,105	10,877,624
Shares redeemed	(1,989,352)	(4,014,473)	(23,617,202)	(46,312,852)
Net increase (decrease)	(465,721)	(575,974)	$(5,519,089)	$(6,761,363)
Class C
Shares sold	625,825	1,556,559	$7,417,374	$17,808,924
Reinvestment of distributions	108,753	205,821	1,283,631	2,358,178
Shares redeemed	(732,668)	(1,481,390)	(8,611,987)	(16,954,786)
Net increase (decrease)	1,910	280,990	$89,018	$3,212,316
Class I
Shares sold	18,831,786	40,631,234	$208,022,469	$434,438,865
Reinvestment of distributions	2,239,376	3,778,288	24,674,410	40,500,020
Shares redeemed	(18,947,695)	(27,917,153)	(206,465,266)	(297,633,954)
Net increase (decrease)	2,123,467	16,492,369	$26,231,613	$177,304,931
Class Z
Shares sold	10,760,428	26,221,220	$119,165,861	$280,321,281
Reinvestment of distributions	777,225	1,930,565	8,564,668	20,717,520
Shares redeemed	(15,043,906)	(24,357,552)	(164,004,544)	(265,232,748)
Net increase (decrease)	(3,506,253)	3,794,233	$(36,274,015)	$35,806,053
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703458.127
HY-SANN-0625
Fidelity Advisor® Floating Rate High Income Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Floating Rate High Income Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 0.8%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $121,106,381)	12,190,513	116,663,210

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5195% 7/20/2037 (d)(e)(f)	2,807,000	2,796,389
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (d)(e)(f)	2,103,000	2,063,396
Apidos Clo Liii Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 6.75% 7/20/2038 (d)(e)(f)(g)	2,178,000	2,134,440
Apidos Ln Fd 2024-1 Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 4/25/2035 (d)(e)(f)	373,000	370,094
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (d)(e)(f)	1,345,000	1,321,963
Benefit Str Partners Clo Vi-B Ltd Series 2025-6BR Class ER, CME Term SOFR 3 month Index + 4.75%, 9.0331% 4/20/2038 (d)(e)(f)	908,000	880,284
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	1,989,000	1,938,209
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7561% 7/15/2037 (d)(e)(f)	865,000	850,671
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6195% 10/20/2037 (d)(e)(f)	460,000	451,980
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 0% 7/21/2038 (d)(e)(f)(g)	2,671,000	2,671,000
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (d)(e)(f)	1,110,000	1,078,304
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 8.7561% 10/15/2037 (d)(e)(f)	1,810,000	1,782,153
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 4.1% 4/15/2038 (d)(e)(f)(g)	1,268,000	1,256,629
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 0% 4/15/2038 (d)(e)(f)(g)	1,947,000	1,920,137
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.2561% 7/15/2037 (d)(e)(f)	1,023,000	1,010,197
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5195% 10/20/2037 (d)(e)(f)	1,153,000	1,110,400
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8195% 7/20/2037 (d)(e)(f)	1,457,000	1,423,268
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0195% 4/20/2037 (d)(e)(f)	1,952,000	1,949,404
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (d)(e)(f)	6,050,000	5,949,456
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (d)(e)(f)	884,000	859,762
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (d)(e)(f)	2,704,000	2,608,603
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6974% 8/8/2032 (d)(e)(f)	5,670,000	5,552,988
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.0695% 4/20/2038 (d)(e)(f)	752,000	739,782
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (d)(e)(f)	1,250,000	1,227,126
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		41,150,246
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.4061% 10/15/2037 (d)(e)(f)	1,315,000	1,294,473
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (d)(e)(f)	4,213,000	4,154,364
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (d)(e)(f)	948,000	931,967
TOTAL UNITED STATES		6,380,804
TOTAL ASSET-BACKED SECURITIES (Cost $51,220,099)		50,327,439

Bank Loan Obligations - 88.0%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0519% 8/1/2029 (e)(f)(h)	14,040,091	11,863,877
CANADA - 1.7%
Consumer Discretionary - 0.9%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 12/13/2029 (e)(f)(h)	9,260,318	8,995,751
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 1/22/2031 (e)(f)(h)	3,877,920	3,734,126
		12,729,877
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0716% 9/23/2030 (e)(f)(h)	73,851,339	73,020,512
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0716% 11/30/2029 (e)(f)(h)	28,378,834	28,382,523
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (e)(f)(h)	16,615,688	16,042,446
		117,445,481
TOTAL CONSUMER DISCRETIONARY		130,175,358

Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 6/27/2031 (e)(f)(h)	27,297,048	21,871,760
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/18/2031 (e)(f)(h)	26,650,675	26,292,490
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0297% 3/15/2030 (e)(f)(h)	11,393,646	11,222,742
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/6/2028 (e)(f)(h)	30,373,923	30,095,394
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3234% 3/21/2031 (e)(f)(h)	11,335,500	11,171,022
Materials - 0.2%
Chemicals - 0.2%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2531% 5/27/2028 (e)(f)(h)	27,394,292	22,470,990
TOTAL CANADA		253,299,756
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 2/4/2028 (e)(f)(h)	6,552,009	6,478,299
FRANCE - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (e)(f)(h)	128,298,345	115,211,914
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (e)(f)(h)	7,829,068	6,830,861
TOTAL FRANCE		122,042,775
GERMANY - 0.3%
Industrials - 0.3%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2368% 4/30/2030 (e)(f)(h)	26,414,477	26,282,405
Professional Services - 0.1%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2031 (e)(f)(h)(i)	11,835,000	11,272,837
TOTAL GERMANY		37,555,242
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7993% 10/18/2029 (e)(f)(h)	11,278,250	11,212,498
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4956% 1/9/2032 (e)(f)(h)	20,471,825	20,420,645
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(i)(j)	20,791,044	1,829,612
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (e)(f)(h)(k)	112,388	111,264
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3297% 4/9/2026 (e)(f)(h)(k)(l)	365,643	361,986
BYJU's Alpha Inc Tranche Prepetition Reimbursement TL, term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (e)(f)(h)(k)	518,842	513,654

TOTAL INDIA		2,816,516
LUXEMBOURG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2561% 10/31/2027 (e)(f)(h)	8,574,384	6,949,538
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1842% 9/29/2028 (e)(f)(h)	15,987,690	13,364,270
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (e)(f)(h)(i)(j)	11,864,743	333,755
Materials - 0.2%
Containers & Packaging - 0.2%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/9/2026 (e)(f)(h)	23,311,110	20,828,477
TOTAL LUXEMBOURG		41,476,040
NETHERLANDS - 1.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2762% 1/3/2028 (e)(f)(h)	24,145,066	23,970,014
Industrials - 0.7%
Building Products - 0.7%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/20/2032 (e)(f)(h)	100,369,658	97,547,263
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5531% 4/3/2028 (e)(f)(h)	12,868,064	12,766,149
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5539% 4/3/2028 (e)(f)(h)	9,816,184	9,738,440
		22,504,589
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/27/2028 (e)(f)(h)(k)	22,324,220	16,296,680
TOTAL NETHERLANDS		160,318,546
PUERTO RICO - 0.4%
Communication Services - 0.4%
Media - 0.4%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4363% 10/15/2029 (e)(f)(h)	2,855,000	2,814,402
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5061% 1/24/2032 (e)(f)(h)	51,164,947	50,032,155
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1863% 10/16/2028 (e)(f)(h)	8,320,000	6,673,804

TOTAL PUERTO RICO		59,520,361
SPAIN - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.4632% 11/15/2027 (e)(f)(h)	11,036,000	10,868,915
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.49% 11/16/2028 (e)(f)(h)	32,778,076	32,474,878
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.74% 11/16/2028 (e)(f)(h)	4,362,292	4,341,833

TOTAL SWEDEN		36,816,711
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (e)(f)(h)	31,620,600	28,927,157
UNITED KINGDOM - 2.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8216% 12/12/2026 (e)(f)(h)	587,651	582,879
Entertainment - 0.5%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.569% 12/2/2031 (e)(f)(h)	76,296,263	75,509,649
TOTAL COMMUNICATION SERVICES		76,092,528

Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 1.2%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0413% 7/22/2030 (e)(f)(h)	64,206,175	62,601,021
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9027% 3/16/2027 (e)(f)(h)	12,656,875	12,627,511
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0527% 10/31/2029 (e)(f)(h)	28,018,217	27,971,426
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 11/25/2030 (e)(f)(h)	55,035,389	54,106,942
		157,306,900
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (e)(f)(h)	74,058,763	73,939,528
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/31/2030 (e)(f)(h)(i)	10,985,000	10,870,536
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5686% 10/21/2030 (e)(f)(h)	22,992,750	22,856,173
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 3/15/2032 (e)(f)(h)	39,920,000	39,670,500
TOTAL INDUSTRIALS		62,526,673

TOTAL UNITED KINGDOM		380,736,165
UNITED STATES - 79.8%
Communication Services - 5.4%
Diversified Telecommunication Services - 2.4%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (e)(f)(h)	38,501,039	22,876,162
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.6108% 11/1/2025 (e)(f)(h)	35,274,550	264,559
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 10%, 14.5645% 12/24/2025 (e)(f)(h)	1,964,644	1,996,570
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0608% 7/31/2025 (e)(f)(h)	1,008,875	958,431
Aventiv Technologies LLC Tranche FLSO, term loan 14.5222% 3/25/2026 (e)(h)	19,752,929	20,049,223
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9361% 10/2/2027 (e)(f)(h)	33,168,033	32,790,249
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7923% 7/1/2031 (e)(f)(h)	30,888,865	30,708,783
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/29/2032 (e)(f)(h)(i)	51,005,000	50,826,483
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3216% 6/1/2028 (e)(f)(h)	27,107,611	26,972,073
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7861% 4/16/2029 (e)(f)(h)	49,934,410	47,656,403
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7861% 4/15/2030 (e)(f)(h)	79,542,037	75,664,363
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4361% 3/9/2027 (e)(f)(h)	28,324,819	26,281,466
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5716% 3/9/2027 (e)(f)(h)	17,146,000	15,980,072
		353,024,837
Entertainment - 0.8%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9492% 2/10/2027 (e)(f)(h)	39,075,850	19,147,167
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9361% 9/1/2027 (e)(f)(h)	32,346,300	28,990,371
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9361% 9/1/2027 (e)(f)(h)	30,875,000	27,512,404
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8216% 8/30/2030 (e)(f)(h)	9,162,562	9,070,935
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6861% 8/5/2028 (e)(f)(h)	26,661,971	25,662,147
		110,383,024
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0492% 7/8/2031 (e)(f)(h)	13,647,634	13,238,205
Media - 1.7%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.789% 10/28/2027 (e)(f)(h)	30,182,574	26,485,209
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2976% 12/9/2030 (e)(f)(h)	8,611,000	8,558,387
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5476% 12/15/2031 (e)(f)(h)	63,175,377	62,922,675
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8237% 12/1/2028 (e)(f)(h)	32,313,499	31,263,311
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9361% 9/19/2026 (e)(f)(h)	17,914,457	17,906,037
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.7361% 12/31/2029 (e)(f)(h)	2,895,000	2,258,100
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.5216% 12/31/2030 (e)(f)(h)	10,553,163	8,231,467
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.323% 2/13/2030 (e)(f)(h)	8,245,000	7,482,337
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 6/24/2029 (e)(f)(h)	5,855,801	5,654,537
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 1/31/2029 (e)(f)(h)	25,907,995	24,515,441
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9361% 1/31/2029 (e)(f)(h)	11,785,938	11,285,035
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.373% 3/31/2031 (e)(f)(h)	42,305,000	41,040,504
		247,603,040
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3237% 1/30/2031 (e)(f)(h)	42,518,700	42,433,663
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/27/2031 (e)(f)(h)	18,299,645	18,273,659
		60,707,322
TOTAL COMMUNICATION SERVICES		784,956,428

Consumer Discretionary - 17.0%
Automobile Components - 1.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1716% 3/5/2028 (e)(f)(h)	23,696,513	18,483,280
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 5/6/2030 (e)(f)(h)	26,347,766	25,789,720
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 1/28/2032 (e)(f)(h)	53,910,000	52,719,667
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 3/25/2032 (e)(f)(h)	16,575,000	16,326,375
Novae LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4528% 12/22/2028 (e)(f)(h)	11,917,852	11,014,121
Power Stop LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1297% 1/26/2029 (e)(f)(h)	23,070,789	14,034,653
		138,367,816
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9361% 6/3/2028 (e)(f)(h)	29,297,812	27,790,733
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 4/22/2030 (e)(f)(h)	18,711,544	18,524,428
		46,315,161
Broadline Retail - 3.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (e)(f)(h)	74,361,626	70,132,681
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7797% 11/8/2032 (e)(f)(h)	23,303,647	23,164,524
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 1/23/2032 (e)(f)(h)	369,015,455	360,066,831
		453,364,036
Distributors - 0.8%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 12/26/2030 (e)(f)(h)	42,899,380	42,390,164
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (e)(f)(h)(i)	31,605,000	30,119,565
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4361% 1/6/2028 (e)(f)(h)	6,827,846	6,486,454
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0734% 8/1/2030 (e)(f)(h)	34,059,112	33,539,710
		112,535,893
Diversified Consumer Services - 1.2%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.319% 7/31/2028 (e)(f)(h)	80,228,910	79,202,782
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 6/12/2030 (e)(f)(h)	13,131,418	13,070,488
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (e)(f)(h)	105,542,284	85,901,921
		178,175,191
Hotels, Restaurants & Leisure - 7.0%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6711% 2/7/2029 (e)(f)(h)	29,508,903	28,070,344
Aramark Services Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 4/6/2028 (e)(f)(h)	17,156,494	17,169,361
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 6/24/2030 (e)(f)(h)	21,793,344	21,756,949
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 11/24/2028 (e)(f)(h)	15,915,775	15,756,618
Arcis Golf LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/24/2028 (e)(f)(h)(i)	1,389,375	1,375,481
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5632% 1/26/2030 (e)(f)(h)	75,714,400	74,540,828
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5632% 2/6/2031 (e)(f)(h)	61,840,350	60,771,130
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3288% 10/18/2028 (e)(f)(h)	21,858,017	21,762,498
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3288% 8/9/2027 (e)(f)(h)	11,851,659	11,829,496
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 9/18/2026 (e)(f)(h)	25,880,744	25,874,274
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (e)(f)(h)	39,172,882	36,026,908
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (e)(f)(h)	14,927,115	13,775,339
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/1/2029 (e)(f)(h)	28,807,513	27,475,165
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8216% 1/27/2029 (e)(f)(h)	165,059,158	160,624,019
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5716% 2/12/2029 (e)(f)(h)	8,894,850	8,858,737
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0716% 1/28/2032 (e)(f)(h)	27,300,000	26,617,500
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6861% 12/1/2028 (e)(f)(h)	8,211,580	8,139,729
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 5/26/2030 (e)(f)(h)	29,200,586	28,762,577
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5711% 12/4/2031 (e)(f)(h)	13,920,398	13,927,915
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 8/27/2028 (e)(f)(h)	6,470,325	6,405,622
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 1/17/2031 (e)(f)(h)	13,191,300	12,788,174
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 8/2/2028 (e)(f)(h)	46,156,830	45,233,694
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0766% 11/8/2030 (e)(f)(h)	21,135,341	21,048,897
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (e)(f)(h)	27,537,678	24,554,521
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8216% 4/26/2030 (e)(f)(h)	29,481,223	28,071,725
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1844% 3/15/2028 (e)(f)(h)	10,440,536	10,443,772
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7847% 10/22/2031 (e)(f)(h)	27,371,400	27,172,957
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5699% 4/16/2029 (e)(f)(h)	15,501,288	15,449,668
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 4/1/2031 (e)(f)(h)	22,374,299	21,889,448
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 7/18/2031 (e)(f)(h)	8,130,745	8,055,210
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 9/18/2031 (e)(f)(h)	4,716,300	4,701,585
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 3/14/2031 (e)(f)(h)	46,566,500	46,164,165
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (e)(f)(h)	49,012,946	46,419,182
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2027 (e)(f)(h)	3,500,000	2,800,000
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (e)(f)(h)	9,350,445	8,929,675
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 8/3/2028 (e)(f)(h)	48,449,397	48,126,239
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5298% 9/3/2029 (e)(f)(h)	15,860,860	15,279,242
		996,648,644
Household Durables - 0.8%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 9/26/2031 (e)(f)(h)	6,691,375	6,632,825
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.78% 10/24/2031 (e)(f)(h)	45,845,100	45,707,565
Tecta America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 2/18/2032 (e)(f)(h)	9,095,000	8,990,771
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 10/30/2027 (e)(f)(h)	59,779,430	55,968,492
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6716% 10/30/2027 (e)(f)(h)	5,575,082	5,180,199
		122,479,852
Leisure Products - 0.2%
Lids Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9451% 12/14/2026 (e)(f)(h)(k)	8,109,832	8,028,734
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 3/18/2030 (e)(f)(h)	28,192,807	26,442,598
		34,471,332
Specialty Retail - 2.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1881% 11/6/2027 (e)(f)(h)	5,934,371	5,894,789
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6861% 7/24/2028 (e)(f)(h)	17,189,096	4,569,377
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (e)(f)(h)	37,647,075	37,495,357
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.2533% 3/10/2026 (e)(f)(h)	22,022,194	8,852,922
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.3023% 3/10/2026 (e)(f)(h)	6,392,996	2,569,985
Franchise Group Inc Tranche B DIP ROLLUP, term loan CME Term SOFR 1 month Index + 4.75%, 9.1684% 6/5/2025 (e)(f)(h)(k)	12,729,139	12,570,024
Franchise Group Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4165% 5/7/2025 (e)(f)(h)(l)	10,586,177	10,559,711
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8199% 6/9/2031 (e)(f)(h)	20,317,900	20,121,020
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 11/26/2031 (e)(f)(h)	33,090,000	31,748,531
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1788% 6/6/2031 (e)(f)(h)	18,461,701	17,434,861
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 4/15/2028 (e)(f)(h)	19,001,189	10,369,899
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (e)(f)(h)(i)(j)	9,063,185	2,175,164
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9361% 10/20/2028 (e)(f)(h)	27,665,522	25,625,190
Restoration Hardware Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6716% 10/20/2028 (e)(f)(h)	9,145,488	8,534,661
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1716% 2/8/2028 (e)(f)(h)	34,607,413	30,627,560
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (e)(f)(h)	69,458,947	59,792,347
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 4/16/2028 (e)(f)(h)	11,835,783	11,263,759
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 1/30/2031 (e)(f)(h)	12,012,363	11,833,499
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/21/2027 (e)(f)(h)	14,218,420	6,625,784
		318,664,440
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5492% 2/20/2029 (e)(f)(h)	8,720,279	8,725,773
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 11/23/2028 (e)(f)(h)	8,490,668	8,458,827
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8185% 8/26/2031 (e)(f)(h)	32,080,000	31,478,500
		48,663,100
TOTAL CONSUMER DISCRETIONARY		2,449,685,465

Consumer Staples - 2.4%
Beverages - 0.8%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (e)(f)(h)	16,610,000	16,499,211
Naked Juice LLC Tranche EXCH FLSO FL20, term loan CME Term SOFR 3 month Index + 3.25%, 7.5576% 1/24/2029 (e)(f)(h)	35,438,045	22,193,076
Naked Juice LLC Tranche EXCH FLTO FL30 PIK, term loan CME Term SOFR 3 month Index + 6%, 10.3076% 1/24/2030 (e)(f)(h)	6,741,563	1,904,491
Naked Juice LLC Tranche NEW $$ FLFO , term loan CME Term SOFR 1 month Index + 5.5%, 9.7076% 1/24/2029 (e)(f)(h)	26,556,605	25,321,723
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 3/31/2028 (e)(f)(h)	52,659,754	52,185,817
		118,104,318
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0711% 2/5/2029 (e)(f)(h)	10,200,286	10,223,645
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2368% 9/29/2031 (e)(f)(h)	17,651,260	17,505,637
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1492% 8/1/2029 (e)(f)(h)	28,532,854	25,509,227
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% (e)(f)(h)(i)(j)	20,003,932	700,138
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5347% 4/2/2029 (e)(f)(h)	22,878,116	22,543,180
		76,481,827
Food Products - 1.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5716% 12/23/2030 (e)(f)(h)	17,573,445	17,529,511
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 10/25/2027 (e)(f)(h)	25,905,452	25,867,630
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7158% 8/2/2028 (e)(f)(h)	43,276,858	26,020,212
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (e)(f)(h)	23,406,936	22,295,106
Del Monte Foods Corp II Inc Tranche FLFO B, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (e)(f)(h)(k)	21,867,020	21,867,020
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 2/12/2031 (e)(f)(h)	26,514,486	26,251,993
		139,831,472
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1861% 5/17/2028 (e)(f)(h)	14,067,672	7,104,175
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9216% 2/23/2029 (e)(f)(h)	7,079,861	6,164,789
		13,268,964
TOTAL CONSUMER STAPLES		347,686,581

Energy - 2.5%
Energy Equipment & Services - 0.2%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0528% 6/22/2029 (e)(f)(h)	33,015,596	31,387,597
Oil, Gas & Consumable Fuels - 2.3%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0488% 7/9/2031 (e)(f)(h)	22,571,575	22,345,859
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 10/31/2028 (e)(f)(h)	8,679,494	8,651,285
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9361% 3/17/2028 (e)(f)(h)	8,864,232	8,650,959
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 12/31/2030 (e)(f)(h)	55,637,687	55,308,868
CVR Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (e)(f)(h)	13,745,550	13,642,458
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9216% 11/19/2029 (e)(f)(h)	22,757,029	21,725,908
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2992% 4/1/2030 (e)(f)(h)	13,970,000	13,865,225
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2561% 10/9/2031 (e)(f)(h)	15,286,688	15,256,726
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0716% 9/29/2028 (e)(f)(h)	19,496,944	19,525,409
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 5/30/2031 (e)(f)(h)	9,959,774	9,977,602
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3209% 2/5/2030 (e)(f)(h)	16,880,000	16,584,600
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (e)(f)(h)	119,591,850	85,414,892
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.009% 2/28/2030 (e)(f)(h)	19,215,500	18,462,829
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5716% 8/1/2029 (e)(f)(h)	9,722,046	9,559,201
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3147% 5/10/2029 (e)(f)(h)	8,502,225	8,302,083
		327,273,904
TOTAL ENERGY		358,661,501

Financials - 9.9%
Capital Markets - 1.9%
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 6/16/2031 (e)(f)(h)	34,961,342	34,767,656
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3216% 10/24/2031 (e)(f)(h)	53,764,048	53,658,671
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 5/19/2031 (e)(f)(h)	19,154,075	19,001,800
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 9/15/2031 (e)(f)(h)	26,398,075	26,050,148
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/5/2031 (e)(f)(h)	22,067,163	21,918,871
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2907% 1/15/2032 (e)(f)(h)	25,969,845	25,515,373
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3132% 12/15/2031 (e)(f)(h)	59,697,043	58,830,242
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 7/25/2031 (e)(f)(h)	10,498,688	10,341,207
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/19/2031 (e)(f)(h)	19,200,000	19,104,000
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1861% 12/1/2028 (e)(f)(h)	10,932,050	10,872,798
		280,060,766
Financial Services - 2.8%
ACNR Holdings Inc term loan 13% (e)(h)(k)(m)	7,110,795	7,120,039
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 1/31/2031 (e)(f)(h)	82,174,575	81,969,139
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/30/2031 (e)(f)(h)	15,655,763	15,550,086
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB, term loan 10.0413% 8/30/2029 (e)(h)	1,721,894	1,523,876
Empire Today LP, LLC Tranche EXCH FLSO TL, term loan 9.5413% 8/30/2029 (e)(h)	10,474,853	4,189,941
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA, term loan 10.0413% 8/30/2029 (e)(h)	3,267,656	2,891,876
Epic Creations Inc Tranche DD DIP TL, term loan 14.3249% 5/2/2025 (e)(h)(k)	175,191	175,191
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (e)(f)(h)(i)(j)(k)	2,939,516	0
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0297% 4/16/2029 (e)(f)(h)	13,117,579	13,117,579
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 11/17/2031 (e)(f)(h)	44,015,000	43,695,011
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6716% 11/5/2029 (e)(f)(h)	10,030,000	9,871,225
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8216% 7/31/2031 (e)(f)(h)	49,919,555	49,746,334
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0716% 5/16/2031 (e)(f)(h)	12,704,871	12,641,347
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0252% 2/20/2030 (e)(f)(h)	20,137,378	19,929,762
STG Distribution, LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6737% 10/3/2029 (e)(f)(h)(k)	5,128,243	5,041,063
STG Distribution, LLC Tranche EXCHANGE FLSO 2LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9237% 9/30/2029 (e)(f)(h)(k)	10,962,027	6,314,128
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0716% 6/6/2031 (e)(f)(h)	21,153,582	21,001,488
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0716% 6/24/2031 (e)(f)(h)	12,522,338	12,444,073
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.58% 11/21/2031 (e)(f)(h)	13,750,538	13,730,462
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0719% 2/20/2032 (e)(f)(h)	95,560,000	91,419,385
		412,372,005
Insurance - 5.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 11/6/2030 (e)(f)(h)	154,961,793	152,928,694
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 1/21/2032 (e)(f)(h)	41,381,263	41,142,079
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 12/29/2031 (e)(f)(h)	18,460,258	18,271,779
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4216% 8/19/2028 (e)(f)(h)	48,138,846	46,401,515
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6716% 8/19/2028 (e)(f)(h)	55,175,357	53,383,261
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5716% 9/19/2030 (e)(f)(h)	59,391,294	56,700,275
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6861% 1/31/2028 (e)(f)(h)	63,157,555	58,826,841
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6861% 1/20/2029 (e)(f)(h)	98,816,391	90,447,631
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 7/31/2027 (e)(f)(h)	32,201,191	31,449,937
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (e)(f)(h)	86,066,070	85,455,001
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 9/15/2031 (e)(f)(h)	18,569,392	18,476,545
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 5/6/2032 (e)(f)(h)	10,875,526	10,832,024
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 5/6/2031 (e)(f)(h)	27,707,258	27,372,555
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 9/27/2030 (e)(f)(h)	9,747,316	9,674,211
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5492% 11/23/2029 (e)(f)(h)	38,229,701	37,963,622
		739,325,970
TOTAL FINANCIALS		1,431,758,741

Health Care - 6.3%
Health Care Equipment & Supplies - 1.5%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4216% 11/8/2027 (e)(f)(h)	1,078,559	1,078,893
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3132% 3/31/2029 (e)(f)(h)	14,578,318	14,421,893
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 8/1/2031 (e)(f)(h)	54,353,093	54,271,563
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 10/21/2028 (e)(f)(h)	120,406,443	119,515,436
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5492% 5/30/2031 (e)(f)(h)	12,447,375	12,392,980
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3216% 10/16/2031 (e)(f)(h)	11,416,388	11,392,641
		213,073,406
Health Care Providers & Services - 2.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6992% 2/15/2029 (e)(f)(h)	15,901,863	11,386,847
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5709% 2/11/2028 (e)(f)(h)	30,808,994	30,638,312
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 5/9/2031 (e)(f)(h)	24,959,575	24,769,383
Examworks Bidco Inc Tranche B 1LN, term loan 7.0716% 11/1/2028 (e)(h)	14,772,756	14,703,029
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3992% 10/1/2027 (e)(f)(h)	10,664,898	9,896,706
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3216% 9/24/2031 (e)(f)(h)	37,391,288	36,035,853
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8216% 10/23/2031 (e)(f)(h)	12,172,700	12,133,626
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.1482% 10/16/2031 (e)(f)(h)(l)	1,567,300	1,562,269
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (e)(f)(h)	11,711,566	11,716,485
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (e)(f)(h)	2,917,944	2,919,170
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8216% 4/15/2031 (e)(f)(h)	23,449,956	23,388,048
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 3/2/2028 (e)(f)(h)	13,158,851	12,520,121
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1492% 3/2/2028 (e)(f)(h)	224,787	213,875
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 2/21/2031 (e)(f)(h)	18,092,707	17,949,413
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 11/15/2028 (e)(f)(h)	41,326,919	41,053,335
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5273% 12/4/2031 (e)(f)(h)	43,075,000	42,908,300
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9381% 10/1/2029 (e)(f)(h)	1,410,000	1,276,050
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6881% 10/1/2028 (e)(f)(h)	4,920,750	4,859,733
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7849% 10/14/2031 (e)(f)(h)	11,129,932	11,018,632
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 5.8695% 10/7/2031 (e)(f)(h)(l)	507,174	502,102
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 12/15/2027 (e)(f)(h)	13,040,533	13,032,448
		324,483,737
Health Care Technology - 1.4%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 2/15/2029 (e)(f)(h)	71,423,098	70,720,295
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	8,930,000	8,812,838
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0772% 3/29/2032 (e)(f)(h)	20,635,000	20,144,919
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0737% 4/30/2031 (e)(f)(h)	48,936,637	47,835,563
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 9/28/2029 (e)(f)(h)	27,477,450	26,790,514
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 11/26/2031 (e)(f)(h)	29,723,325	29,068,520
		203,372,649
Pharmaceuticals - 1.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5698% 10/8/2030 (e)(f)(h)	81,440,000	76,689,605
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1737% 8/1/2027 (e)(f)(h)	6,037,340	5,997,613
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3216% 4/23/2031 (e)(f)(h)	33,092,279	32,009,831
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 5/5/2028 (e)(f)(h)	37,327,951	37,174,533
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5699% 5/19/2031 (e)(f)(h)	29,068,661	27,760,571
		179,632,153
TOTAL HEALTH CARE		920,561,945

Industrials - 13.0%
Aerospace & Defense - 1.5%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 10/31/2030 (e)(f)(h)	11,743,301	11,655,226
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3201% 1/27/2032 (e)(f)(h)	13,730,000	13,495,492
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0466% 2/26/2032 (e)(f)(h)	50,436,810	49,635,369
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 2/26/2032 (e)(f)(h)(i)(l)	4,758,190	4,682,582
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3209% 12/11/2031 (e)(f)(h)	24,230,769	23,897,597
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 1% 11/24/2031 (e)(f)(h)(l)	2,019,231	1,991,466
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 8/24/2028 (e)(f)(h)	33,555,039	33,485,245
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 2/28/2031 (e)(f)(h)	16,043,254	15,871,430
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 3/22/2030 (e)(f)(h)	36,160,030	36,053,358
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 1/20/2032 (e)(f)(h)	21,705,925	21,463,904
		212,231,669
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 10/31/2031 (e)(f)(h)	20,981,659	20,851,782
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 10/31/2031 (e)(f)(h)	7,980,754	7,931,353
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1716% 11/23/2028 (e)(f)(h)	11,114,069	10,498,127
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1716% 11/23/2028 (e)(f)(h)(k)	18,963,750	18,963,751
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.4216% 11/23/2029 (e)(f)(h)(k)	8,145,000	8,145,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 3/18/2030 (e)(f)(h)	10,934,448	10,057,942
		76,447,955
Building Products - 1.2%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 5/17/2028 (e)(f)(h)	33,491,018	22,401,807
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0716% 1/3/2029 (e)(f)(h)	16,107,004	16,068,991
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 5/11/2029 (e)(f)(h)	15,436,896	15,402,163
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6716% 10/22/2028 (e)(f)(h)	15,208,766	15,001,622
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 8/2/2031 (e)(f)(h)	13,735,975	13,555,759
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 1/24/2029 (e)(f)(h)	18,348,073	18,262,020
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.3219% 2/20/2032 (e)(f)(h)	25,685,000	23,694,413
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.5492% 4/29/2029 (e)(f)(h)	40,053,951	38,216,677
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1716% 10/16/2028 (e)(f)(h)	8,322,096	7,754,612
		170,358,064
Commercial Services & Supplies - 5.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 12/21/2028 (e)(f)(h)	82,251,686	80,576,220
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1716% 5/14/2028 (e)(f)(h)	99,137,775	98,987,085
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0329% 11/3/2031 (e)(f)(h)	18,975,517	18,880,640
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (e)(f)(h)(l)	2,189,483	2,178,535
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/10/2031 (e)(f)(h)	40,067,007	38,070,068
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0716% 5/31/2028 (e)(f)(h)	15,617,833	15,570,042
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (e)(f)(h)	66,402,694	61,269,102
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.2992% 5/2/2030 (e)(f)(h)	8,731,125	8,578,330
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 5.9297% 5/3/2029 (e)(f)(h)	24,700,789	20,254,647
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.2704% 2/10/2031 (e)(f)(h)	8,197,355	8,170,058
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 8/1/2029 (e)(f)(h)	35,199,186	35,144,276
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 10/24/2028 (e)(f)(h)	15,695,399	15,664,636
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5716% 4/14/2029 (e)(f)(h)	12,775,872	12,923,561
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8185% 3/3/2032 (e)(f)(h)	41,410,000	40,788,850
Madison IAQ LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (e)(f)(h)(i)	29,475,000	29,161,975
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (e)(f)(h)	36,927,325	36,544,389
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0797% 10/11/2028 (e)(f)(h)	7,792,771	6,810,336
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (e)(f)(h)	88,438,579	77,832,141
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0326% 7/25/2030 (e)(f)(h)	33,639,756	33,457,428
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0716% 3/19/2032 (e)(f)(h)	10,365,000	10,175,010
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/30/2028 (e)(f)(h)	10,758,286	10,704,494
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8211% 11/30/2028 (e)(f)(h)	11,369,487	11,326,853
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/30/2028 (e)(f)(h)	828,599	824,456
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8211% 11/30/2028 (e)(f)(h)	625,989	623,641
RLG Holdings LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9361% 7/9/2029 (e)(f)(h)	2,290,000	1,511,400
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4345% 12/10/2026 (e)(f)(h)	9,531,289	9,503,458
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 10/6/2031 (e)(f)(h)	9,725,000	9,720,916
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0349% 6/15/2030 (e)(f)(h)	13,857,792	12,275,647
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5786% 2/24/2031 (e)(f)(h)	6,689,781	6,505,812
Wellful Inc Tranche BOOTSTRAP FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 12.4394% 10/19/2030 (e)(f)(h)	11,622,713	8,135,899
Wellful Inc Tranche PRIMING TL, term loan CME Term SOFR 1 month Index + 5%, 9.4361% 4/19/2030 (e)(f)(h)	12,115,766	11,873,451
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 11/3/2029 (e)(f)(h)	25,053,640	24,782,309
		758,825,665
Construction & Engineering - 0.5%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0379% 3/21/2031 (e)(f)(h)	15,242,586	14,983,462
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8201% 11/3/2031 (e)(f)(h)	15,736,325	15,605,242
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4361% 1/21/2028 (e)(f)(h)	15,389,041	15,408,277
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 2/16/2028 (e)(f)(h)	9,422,017	9,374,907
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5709% 1/24/2031 (e)(f)(h)	11,412,169	11,336,734
		66,708,622
Electrical Equipment - 0.3%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6845% 10/14/2027 (e)(f)(h)	17,071,285	16,900,572
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0694% 3/2/2027 (e)(f)(h)	33,384,485	33,236,258
		50,136,830
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (e)(f)(h)	32,232,691	31,783,689
Machinery - 0.7%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4361% 7/22/2029 (e)(f)(h)	2,462,747	2,465,209
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7879% 3/18/2030 (e)(f)(h)	18,753,401	18,624,565
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8237% 9/28/2028 (e)(f)(h)	10,271,487	9,920,511
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5418% 10/10/2031 (e)(f)(h)	14,086,600	13,992,642
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6716% 1/2/2032 (e)(f)(h)	8,375,000	8,343,594
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4216% 3/25/2031 (e)(f)(h)	42,517,857	40,843,929
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3092% 12/3/2026 (e)(f)(h)(k)	5,887,434	5,259,834
		99,450,284
Passenger Airlines - 0.5%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5224% 4/20/2028 (e)(f)(h)	19,622,618	19,181,110
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5068% 6/4/2029 (e)(f)(h)	14,468,850	14,031,746
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/20/2027 (e)(f)(h)	7,049,316	7,100,705
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2752% 2/24/2031 (e)(f)(h)	24,288,556	24,189,944
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0476% 4/1/2031 (e)(f)(h)	10,560,000	10,502,765
		75,006,270
Professional Services - 1.6%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 9/29/2031 (e)(f)(h)	66,765,138	65,826,420
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0735% 10/30/2031 (e)(f)(h)	13,890,188	13,786,011
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0716% 12/30/2028 (e)(f)(h)	41,187,575	39,352,669
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 9/29/2028 (e)(f)(h)	21,703,861	21,622,472
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2797% 3/3/2031 (e)(f)(h)	12,118,578	12,103,429
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 8/16/2030 (e)(f)(h)	20,275,156	19,850,595
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2797% 7/31/2030 (e)(f)(h)	19,269,803	15,993,936
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 5/30/2031 (e)(f)(h)	7,925,113	7,826,048
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 7/31/2031 (e)(f)(h)	41,385,599	41,153,012
		237,514,592
Trading Companies & Distributors - 0.3%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/29/2028 (e)(f)(h)	3,914,832	3,749,742
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (e)(f)(h)	48,122,330	44,221,053
		47,970,795
Transportation Infrastructure - 0.4%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3019% 4/8/2030 (e)(f)(h)	22,372,789	21,375,410
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5492% 1/2/2029 (e)(f)(h)	6,582,766	6,358,228
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 10.0608% 8/10/2029 (e)(f)(h)	17,210,444	8,278,225
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 8.2992% 1/2/2029 (e)(f)(h)	981,353	495,583
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 6.0608% 8/10/2029 (e)(f)(h)	1,899,736	335,303
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/26/2028 (e)(f)(h)	22,643,652	21,898,223
		58,740,972
TOTAL INDUSTRIALS		1,885,175,407

Information Technology - 15.2%
Communications Equipment - 0.7%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0699% 10/24/2030 (e)(f)(h)	6,297,310	6,257,951
CommScope LLC 1LN, term loan 9.5716% 12/17/2029 (e)(h)	96,953,887	95,044,866
		101,302,817
Electronic Equipment, Instruments & Components - 1.0%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 7/2/2029 (e)(f)(h)	29,115,966	28,752,016
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1861% 3/31/2029 (e)(f)(h)	2,490,000	2,409,075
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9361% 3/31/2028 (e)(f)(h)	25,853,627	25,743,749
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.5% 3/31/2028 (e)(f)(h)(l)	1,028,156	992,170
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0716% 11/13/2029 (e)(f)(h)	14,423,134	14,355,201
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 8/18/2031 (e)(f)(h)	32,556,649	32,439,771
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 3/17/2032 (e)(f)(h)	15,780,000	15,701,100
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5715% 10/15/2031 (e)(f)(h)	18,269,213	18,235,049
		138,628,131
IT Services - 2.9%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 2/3/2031 (e)(f)(h)	17,231,147	17,088,473
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (e)(f)(h)	44,148,550	40,186,218
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.3561% 6/30/2028 (e)(f)(h)	4,663,813	3,610,584
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8216% 3/6/2028 (e)(f)(h)	16,035,000	15,974,869
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3216% 3/21/2033 (e)(f)(h)	18,975,000	18,508,594
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 3/22/2032 (e)(f)(h)	60,225,000	59,751,632
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 6/17/2031 (e)(f)(h)	39,581,104	39,002,429
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1716% 2/1/2028 (e)(f)(h)	93,380,194	84,058,983
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 6/20/2031 (e)(f)(h)	21,500,000	21,392,500
X Corp 1LN, term loan 9.5% 10/29/2029 (h)	78,760,000	76,774,461
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (e)(f)(h)	51,749,362	50,080,445
		426,429,188
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3234% 8/17/2029 (e)(f)(h)	27,832,994	27,568,579
Software - 10.1%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 2/24/2031 (e)(f)(h)	28,818,400	28,738,285
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1716% 12/10/2029 (e)(f)(h)	10,412,417	10,200,941
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 12/11/2028 (e)(f)(h)	55,702,894	54,986,555
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 3/24/2031 (e)(f)(h)	38,663,727	38,186,617
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (e)(f)(h)	57,430,985	56,699,889
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0608% 9/30/2028 (e)(f)(h)	21,518,475	21,446,819
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3216% 10/16/2026 (e)(f)(h)	76,960,864	74,288,783
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3216% 2/19/2029 (e)(f)(h)	26,540,126	21,762,903
Eagle Parent Canada Inc Tranche INCR B, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 3/17/2029 (e)(f)(h)(k)	40,608,225	37,593,105
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 10/29/2029 (e)(f)(h)	29,338,037	29,186,066
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 5/30/2031 (e)(f)(h)	31,722,478	31,542,295
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2993% 3/3/2028 (e)(f)(h)	22,324,376	22,180,830
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0716% 9/12/2029 (e)(f)(h)	55,614,636	55,066,275
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 1/30/2032 (e)(f)(h)	31,077,113	30,617,482
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4576% 10/9/2031 (e)(f)(h)	41,175,000	40,877,717
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/12/2032 (e)(f)(h)	7,150,000	6,792,500
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5716% 12/31/2031 (e)(f)(h)	68,033,549	59,468,806
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5716% 5/3/2028 (e)(f)(h)	72,875,279	68,867,138
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5716% 2/23/2029 (e)(f)(h)	12,580,000	11,133,300
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (e)(f)(h)	70,029,983	66,240,660
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5326% 7/31/2026 (e)(f)(h)	25,511,533	19,811,236
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (e)(f)(h)	156,300,580	150,487,761
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (e)(f)(h)(i)	19,595,000	18,737,719
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (e)(f)(h)(i)	17,100,000	17,016,893
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 10/28/2030 (e)(f)(h)	28,018,930	27,882,758
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 7/16/2031 (e)(f)(h)	24,453,333	24,205,376
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 7/17/2032 (e)(f)(h)	5,055,000	4,953,900
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 8/31/2028 (e)(f)(h)	63,368,974	62,957,076
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1854% 5/15/2028 (e)(f)(h)	27,104,661	10,875,745
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6854% 5/15/2028 (e)(f)(h)	6,314,243	6,244,534
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 4/24/2028 (e)(f)(h)	10,800,000	10,768,464
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/22/2028 (e)(f)(h)	40,376,297	39,954,365
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9216% 9/30/2028 (e)(f)(h)	33,904,747	33,099,509
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2797% 4/8/2030 (e)(f)(h)	61,844,283	57,437,878
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0492% 11/23/2029 (e)(f)(h)	10,964,172	10,856,284
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3216% 8/14/2029 (e)(f)(h)	21,894,660	21,785,187
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 5/9/2031 (e)(f)(h)	38,274,917	38,207,171
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3201% 2/10/2031 (e)(f)(h)	121,657,531	121,176,984
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0195% 4/14/2031 (e)(f)(h)	19,339,140	19,230,455
		1,461,566,261
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.33% 2/23/2032 (e)(f)(h)	48,120,000	45,834,300
TOTAL INFORMATION TECHNOLOGY		2,201,329,276

Materials - 6.5%
Chemicals - 3.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 12/14/2029 (e)(f)(h)	21,028,776	18,473,780
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0716% 11/24/2027 (e)(f)(h)	10,273,525	10,042,371
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1716% 11/24/2028 (e)(f)(h)	12,310,000	11,429,835
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4216% 11/24/2027 (e)(f)(h)	18,737,899	18,257,834
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9216% 9/30/2028 (e)(f)(h)	39,653,110	38,478,585
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.4216% 10/1/2029 (e)(f)(h)	3,385,000	3,181,900
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9576% 8/29/2029 (e)(f)(h)	5,844,295	5,824,834
Axalta Coating Systems US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 12/20/2029 (e)(f)(h)	5,844,817	5,836,284
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/23/2031 (e)(f)(h)	23,770,400	22,427,372
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 8/18/2028 (e)(f)(h)	44,190,088	42,974,861
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3211% 11/1/2030 (e)(f)(h)	17,503,642	17,166,697
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (e)(f)(h)	49,964,100	49,639,333
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (e)(f)(h)	33,218,282	30,183,460
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3288% 3/15/2029 (e)(f)(h)	63,079,008	61,321,627
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8591% 3/15/2030 (e)(f)(h)	8,731,765	8,171,447
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1716% 3/1/2030 (e)(f)(h)	7,701,818	6,469,527
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6716% 4/2/2029 (e)(f)(h)	32,414,712	27,552,505
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/22/2031 (e)(f)(h)	40,356,744	38,372,403
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2185% 12/1/2026 (e)(f)(h)	12,272,968	11,356,300
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 1/31/2029 (e)(f)(h)	16,657,228	16,486,824
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2992% 9/30/2031 (e)(f)(h)	12,651,534	12,598,777
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (e)(f)(h)(l)	1,306,758	1,301,309
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (e)(f)(h)	17,139,263	16,785,851
		474,333,716
Construction Materials - 0.9%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4666% 1/30/2032 (e)(f)(h)	17,655,000	17,448,966
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7797% 8/5/2030 (e)(f)(h)	5,888,300	5,833,127
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 2/10/2032 (e)(f)(h)	71,305,000	69,814,012
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3234% 4/2/2029 (e)(f)(h)	10,238,993	9,983,018
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5716% 3/27/2028 (e)(f)(h)	18,038,357	18,021,401
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 10/19/2029 (e)(f)(h)	10,073,661	9,801,168
		130,901,692
Containers & Packaging - 2.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 3/3/2028 (e)(f)(h)	38,764,362	38,175,531
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8211% 6/9/2031 (e)(f)(h)	34,998,218	34,725,932
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0711% 12/2/2030 (e)(f)(h)	23,996,477	23,900,491
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4966% 4/13/2029 (e)(f)(h)	102,880,940	102,096,987
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 3/29/2032 (e)(f)(h)	59,902,749	59,371,412
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1.1944% 3/29/2032 (e)(f)(h)(l)	1,047,251	1,037,962
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8216% 8/4/2027 (e)(f)(h)	16,369,094	16,333,246
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 5/1/2031 (e)(f)(h)	15,211,929	14,755,571
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3216% 8/3/2026 (e)(f)(h)	16,921,140	16,863,777
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4361% 8/1/2026 (e)(f)(h)	1,930,000	1,922,029
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0716% 4/21/2031 (e)(f)(h)	5,998,350	5,954,622
		315,137,560
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0716% 5/23/2031 (e)(f)(h)	21,486,851	21,399,615
TOTAL MATERIALS		941,772,583

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 1/31/2030 (e)(f)(h)	7,157,600	7,151,659
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 1/31/2030 (e)(f)(h)	8,998,644	8,931,155
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0326% 8/21/2030 (e)(f)(h)	12,251,921	12,160,032
		28,242,846
Utilities - 1.4%
Electric Utilities - 0.6%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0305% 4/16/2031 (e)(f)(h)	1,989,950	1,983,203
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0716% 12/20/2030 (e)(f)(h)	29,698,175	29,562,158
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5737% 1/20/2031 (e)(f)(h)	52,412,921	51,875,689
		83,421,050
Independent Power and Renewable Electricity Producers - 0.8%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 9/30/2031 (e)(f)(h)	19,183,525	19,169,905
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 7/31/2030 (e)(f)(h)	10,954,125	10,908,446
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 2/13/2032 (e)(f)(h)	18,760,000	18,731,860
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/25/2030 (e)(f)(h)	21,935,000	21,359,206
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.818% 12/10/2031 (e)(f)(h)	9,840,338	9,794,678
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1861% 3/25/2028 (e)(f)(h)	16,193,586	15,959,427
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1861% 3/27/2028 (e)(f)(h)	19,165,000	19,085,083
		115,008,605
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 6/23/2028 (e)(f)(h)	11,064,875	10,909,967
TOTAL UTILITIES		209,339,622

TOTAL UNITED STATES		11,559,170,395
TOTAL BANK LOAN OBLIGATIONS (Cost $13,281,220,359)		12,743,523,898

Common Stocks - 1.3%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (k)(n)	715,262	15,900,274
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (k)(n)	3,686	6,544,051
UNITED STATES - 1.2%
Communication Services - 0.0%
Media - 0.0%
Ion Media Networks Inc (k)(n)	2,842	0
Main Street Sports Group (k)	23,201	417,618
		417,618
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (k)(n)	542,500	5,273,100
Specialty Retail - 0.0%
Joann Inc (k)(o)	6,027,648	60
TOTAL CONSUMER DISCRETIONARY		5,273,160

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	643,972	22,223,474
EP Energy Corp (k)(n)	80,740	108,192
Expand Energy Corp	587,218	61,011,950
Expand Energy Corp (b)	4,049	420,691
Exxon Mobil Corp	329,097	34,762,516
New Fortress Energy Inc (p)	224,466	1,218,850
		119,745,673
Financials - 0.3%
Financial Services - 0.3%
ACNR Holdings Inc (k)(n)	391,373	34,624,770
Carnelian Point Holdings LP warrants 6/30/2027 (k)(n)	18,944	55,316
Limetree Bay Cayman Ltd (k)(n)	2,899	0
		34,680,086
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (k)(n)	512,868	5
Tnt Crane & Rigging LLC warrants 10/31/2025 (k)(n)	86,957	1
		6
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (k)(n)	118,360	5,507,291
TOTAL UNITED STATES		165,623,834
TOTAL COMMON STOCKS (Cost $118,118,954)		188,068,159

Non-Convertible Corporate Bonds - 4.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	605,000	582,137
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 1/15/2029 (d)	8,087,000	6,552,137
Altice France SA 5.125% 7/15/2029 (d)	29,240,000	23,856,431
Altice France SA 5.5% 1/15/2028 (d)	8,480,000	7,020,548
Altice France SA 5.5% 10/15/2029 (d)	29,260,000	23,952,532

TOTAL FRANCE		61,381,648
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)	12,926,000	9,533,204
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	4,745,000	3,510,987
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)	24,730,000	20,331,920

TOTAL PUERTO RICO		23,842,907
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (d)	13,300,000	14,660,630
UNITED STATES - 4.2%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Consolidated Communications Inc 5% 10/1/2028 (d)	410,000	389,306
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	4,005,000	3,963,664
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)	1,560,000	1,633,063
Level 3 Financing Inc 4.5% 4/1/2030 (d)	9,335,000	7,773,535
		13,759,568
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	8,110,000	7,912,558
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)	16,225,000	15,871,110
DISH DBS Corp 5.125% 6/1/2029	8,890,000	5,566,151
DISH Network Corp 11.75% 11/15/2027 (d)	22,645,000	23,798,734
EchoStar Corp 10.75% 11/30/2029	27,871,501	29,470,313
Univision Communications Inc 6.625% 6/1/2027 (d)	26,085,000	25,239,439
Univision Communications Inc 7.375% 6/30/2030 (d)	9,425,000	8,584,714
Univision Communications Inc 8% 8/15/2028 (d)	6,375,000	6,192,340
Univision Communications Inc 8.5% 7/31/2031 (d)	8,595,000	8,116,057
		130,751,416
TOTAL COMMUNICATION SERVICES		144,510,984

Consumer Discretionary - 1.4%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	7,810,000	7,931,984
Automobiles - 0.6%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (d)(e)(f)	78,435,000	78,042,857
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (d)	9,575,000	9,579,653
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc 7% 2/15/2030 (d)	7,670,000	7,851,344
Carnival Corp 7.625% 3/1/2026 (d)	14,205,000	14,223,239
CEC Entertainment LLC 6.75% 5/1/2026 (d)	4,045,000	3,972,957
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	37,830,000	35,044,963
		61,092,503
Specialty Retail - 0.2%
Carvana Co 5.625% 10/1/2025 (d)	32,713,000	32,485,416
TOTAL CONSUMER DISCRETIONARY		189,132,413

Energy - 0.0%
Energy Equipment & Services - 0.0%
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)	3,270,750	3,246,114
Financials - 0.7%
Consumer Finance - 0.1%
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.2966% 3/6/2026 (e)(f)	16,070,000	16,156,135
Financial Services - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	17,665,000	14,729,375
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	14,840,000	14,017,536
NFE Financing LLC 12% 11/15/2029 (d)	29,890,094	20,574,281
		49,321,192
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	21,445,000	21,846,257
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	16,655,000	16,774,916
		38,621,173
TOTAL FINANCIALS		104,098,500

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Embecta Corp 6.75% 2/15/2030 (d)	8,365,000	8,030,400
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	4,675,000	4,710,778
		12,741,178
Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (d)	19,405,000	19,768,110
Commercial Services & Supplies - 0.3%
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	8,060,000	7,656,402
GEO Group Inc/The 8.625% 4/15/2029	2,935,000	3,085,412
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	21,565,000	19,192,850
OT Midco Inc 10% 2/15/2030 (d)	5,925,000	4,820,846
		34,755,510
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)	1,670,000	1,732,606
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	1,431,270	1,421,731
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)	477,704	473,312
		1,895,043
TOTAL INDUSTRIALS		58,151,269

Information Technology - 0.2%
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	8,415,000	7,910,100
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 7.9583% 6/23/2030 (d)(k)(l)(q)	2,562,207	2,466,124
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (d)	16,354,000	17,059,152
Cloud Software Group Inc 9% 9/30/2029 (d)	8,495,000	8,558,115
		25,617,267
TOTAL INFORMATION TECHNOLOGY		35,993,491

Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	11,790,000	12,096,316
Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	18,066,000	19,182,208
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	1,725,000	1,707,051
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)	985,000	956,688
		21,845,947
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	27,345,000	24,151,744
TOTAL REAL ESTATE		45,997,691

TOTAL UNITED STATES		605,967,956
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $726,530,457)		715,968,482

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (e)(f)(m)	29,690,000	29,821,716
Financials - 0.3%
Banks - 0.1%
Wells Fargo & Co 3.9% (e)(m)	23,585,000	23,276,793
Capital Markets - 0.2%
Charles Schwab Corp/The 5.375% (e)(m)	24,025,000	24,152,391
TOTAL FINANCIALS		47,429,184

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (d)(e)(m)	8,580,000	8,391,510
TOTAL UNITED STATES		85,642,410
TOTAL PREFERRED SECURITIES (Cost $85,615,389)		85,642,410

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $555,087,781)	4.33	554,979,182	555,090,178

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $14,938,899,420)	14,455,283,776
NET OTHER ASSETS (LIABILITIES) - 0.3%	43,417,561
NET ASSETS - 100.0%	14,498,701,337

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,083,901 or 0.8% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $667,510,765 or 4.6% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)	Level 3 security
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $18,691,064 and $18,445,883, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Non-income producing
(o)	Affiliated company
(p)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,218,850 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(q)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	38,344

Fidelity Private Credit Company LLC	5/01/22 - 2/21/25	121,106,381

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	5/22/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	872,182,993	2,525,179,663	2,842,272,478	24,424,631	22,093	(22,093)	555,090,178	554,979,182	0.9%
Fidelity Securities Lending Cash Central Fund	-	59,407,497	59,407,497	515	-	-	-	-	0.0%
Total	872,182,993	2,584,587,160	2,901,679,975	24,425,146	22,093	(22,093)	555,090,178

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	113,619,649	15,365,924	6,305,893	11,104,924	(252,896)	(5,763,574)	116,663,210	12,190,513
	113,619,649	15,365,924	6,305,893	11,104,924	(252,896)	(5,763,574)	116,663,210

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Joann Inc	12,477,231	-	-	-	-	(12,477,171)	60	6,027,648
Total	12,477,231	-	-	-	-	(12,477,171)	60

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	116,663,210	-	116,663,210	-

Asset-Backed Securities	50,327,439	-	50,327,439	-

Bank Loan Obligations
Communication Services	1,061,425,507	-	1,061,425,507	-
Consumer Discretionary	2,770,952,638	-	2,750,353,880	20,598,758
Consumer Staples	393,528,355	-	371,661,335	21,867,020
Energy	458,893,519	-	458,893,519	-
Financials	1,443,315,238	-	1,424,664,817	18,650,421
Health Care	972,396,790	-	972,396,790	-
Industrials	2,142,004,816	-	2,109,636,231	32,368,585
Information Technology	2,204,145,792	-	2,165,565,783	38,580,009
Materials	1,042,982,095	-	1,042,982,095	-
Real Estate	28,242,846	-	28,242,846	-
Utilities	225,636,302	-	209,339,622	16,296,680

Common Stocks
Communication Services	16,317,892	-	-	16,317,892
Consumer Discretionary	11,817,211	-	-	11,817,211
Energy	119,745,673	119,637,481	-	108,192
Financials	34,680,086	-	-	34,680,086
Industrials	6	-	-	6
Information Technology	5,507,291	-	-	5,507,291

Non-Convertible Corporate Bonds
Communication Services	239,268,743	-	239,268,743	-
Consumer Discretionary	189,714,550	-	189,714,550	-
Energy	17,906,744	-	17,906,744	-
Financials	104,098,500	-	104,098,500	-
Health Care	12,741,178	-	12,741,178	-
Industrials	58,151,269	-	58,151,269	-
Information Technology	35,993,491	-	33,527,367	2,466,124
Materials	12,096,316	-	12,096,316	-
Real Estate	45,997,691	-	45,997,691	-

Preferred Securities
Energy	29,821,716	-	29,821,716	-
Financials	47,429,184	-	47,429,184	-
Industrials	8,391,510	-	8,391,510	-

Money Market Funds	555,090,178	555,090,178	-	-
Total Investments in Securities:	14,455,283,776	674,727,659	13,561,297,842	219,258,275
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2025($)
Bank Loan Obligations	77,365,700	(113,985)	(7,590,859)	80,781,800	(14,867,968)	772,315	21,605,618	(9,591,148)	148,361,473	(7,471,182)
Common Stocks	95,211,493	8,382,055	(24,452,330)	150,820	(10,861,360)	-	-	-	68,430,678	(24,452,330)
Non-Convertible Corporate Bonds	2,452,800	-	(530)	7,046	-	6,808	-	-	2,466,124	(530)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,262,289,652)	$13,783,530,328
Fidelity Central Funds (cost $555,087,781)	555,090,178
Other affiliated issuers (cost $121,521,987)	116,663,270

Total Investment in Securities (cost $14,938,899,420)		$14,455,283,776
Cash		12,306,832
Receivable for investments sold		302,723,987
Receivable for fund shares sold		18,456,556
Dividends receivable		2,329
Interest receivable		84,995,733
Distributions receivable from Fidelity Central Funds		1,305,705
Prepaid expenses		4,340
Total assets		14,875,079,258
Liabilities
Payable for investments purchased
Regular delivery	$324,371,488
Delayed delivery	8,020,440
Payable for fund shares redeemed	20,543,640
Distributions payable	15,299,704
Accrued management fee	7,759,940
Distribution and service plan fees payable	251,658
Other payables and accrued expenses	131,051
Total liabilities		376,377,921
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$14,498,701,337
Net Assets consist of:
Paid in capital		$16,212,304,607
Total accumulated earnings (loss)		(1,713,603,270)
Net Assets		$14,498,701,337

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($670,228,353 ÷ 74,027,255 shares)(a)		$9.05
Maximum offering price per share (100/97.25 of $9.05)		$9.31
Class M :
Net Asset Value and redemption price per share ($89,755,282 ÷ 9,927,952 shares)(a)		$9.04
Maximum offering price per share (100/97.25 of $9.04)		$9.30
Class C :
Net Asset Value and offering price per share ($112,585,637 ÷ 12,436,851 shares)(a)		$9.05
Fidelity Floating Rate High Income Fund :
Net Asset Value, offering price and redemption price per share ($9,337,096,720 ÷ 1,032,627,703 shares)		$9.04
Class I :
Net Asset Value, offering price and redemption price per share ($1,997,798,774 ÷ 221,141,352 shares)		$9.03
Class Z :
Net Asset Value, offering price and redemption price per share ($2,291,236,571 ÷ 253,492,211 shares)		$9.04
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$3,654,569
Affiliated issuers		9,362,195
Interest		609,008,287
Income from Fidelity Central Funds (including $515 from security lending)		24,425,146
Total income		646,450,197
Expenses
Management fee	$49,931,285
Distribution and service plan fees	1,530,050
Custodian fees and expenses	37,325
Independent trustees' fees and expenses	33,254
Registration fees	361,793
Audit fees	48,945
Legal	357,627
Interest	102,607
Miscellaneous	83,831
Total expenses before reductions	52,486,717
Expense reductions	(496,612)
Total expenses after reductions		51,990,105
Net Investment income (loss)		594,460,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(56,340,646)
Fidelity Central Funds	22,093
Other affiliated issuers	(252,896)
Capital gain distributions from underlying funds:
Affiliated issuers	1,742,729
Total net realized gain (loss)		(54,828,720)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(361,521,262)
Fidelity Central Funds	(22,093)
Other affiliated issuers	(18,240,745)
Unfunded commitments	(4,480,049)
Total change in net unrealized appreciation (depreciation)		(384,264,149)
Net gain (loss)		(439,092,869)
Net increase (decrease) in net assets resulting from operations		$155,367,223
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$594,460,092	$1,192,413,405
Net realized gain (loss)	(54,828,720)	(116,674,907)
Change in net unrealized appreciation (depreciation)	(384,264,149)	248,024,779
Net increase (decrease) in net assets resulting from operations	155,367,223	1,323,763,277
Distributions to shareholders	(590,283,555)	(1,165,961,210)

Share transactions - net increase (decrease)	251,475,916	2,215,796,411
Total increase (decrease) in net assets	(183,440,416)	2,373,598,478

Net Assets
Beginning of period	14,682,141,753	12,308,543,275
End of period	$14,498,701,337	$14,682,141,753

Financial Highlights
Fidelity Advisor® Floating Rate High Income Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$9.17	$8.98	$9.53	$8.98	$9.39
Income from Investment Operations
Net investment income (loss) A,B	.339	.771	.727	.370	.298	.362
Net realized and unrealized gain (loss)	(.241)	.103	.190	(.556)	.525	(.411)
Total from investment operations	.098	.874	.917	(.186)	.823	(.049)
Distributions from net investment income	(.338)	(.754)	(.727)	(.364)	(.273)	(.361)
Total distributions	(.338)	(.754)	(.727)	(.364)	(.273)	(.361)
Net asset value, end of period	$9.05	$9.29	$9.17	$8.98	$9.53	$8.98
Total Return C,D,E	1.03%	9.85%	10.55%	(1.96)%	9.24%	(.45)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.95%	.97%	.97%	.98%	.98%
Expenses net of fee waivers, if any	.95 % H	.94%	.96%	.97%	.98%	.98%
Expenses net of all reductions, if any	.94% H	.94%	.96%	.97%	.97%	.98%
Net investment income (loss)	7.41% H	8.31%	7.96%	4.00%	3.18%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$670,228	$675,885	$601,482	$575,065	$523,136	$410,656
Portfolio turnover rate I	76 % H	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.28	$9.16	$8.96	$9.51	$8.97	$9.38
Income from Investment Operations
Net investment income (loss) A,B	.339	.772	.728	.369	.297	.361
Net realized and unrealized gain (loss)	(.242)	.102	.200	(.555)	.514	(.411)
Total from investment operations	.097	.874	.928	(.186)	.811	(.050)
Distributions from net investment income	(.337)	(.754)	(.728)	(.364)	(.271)	(.360)
Total distributions	(.337)	(.754)	(.728)	(.364)	(.271)	(.360)
Net asset value, end of period	$9.04	$9.28	$9.16	$8.96	$9.51	$8.97
Total Return C,D,E	1.03%	9.86%	10.69%	(1.97)%	9.12%	(.46)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.93%	.95%	.97%	.99%	1.00%
Expenses net of fee waivers, if any	.95 % H	.93%	.95%	.96%	.99%	1.00%
Expenses net of all reductions, if any	.94% H	.93%	.95%	.96%	.99%	.99%
Net investment income (loss)	7.41% H	8.32%	7.98%	4.00%	3.16%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$89,755	$87,381	$86,390	$87,017	$64,763	$57,860
Portfolio turnover rate I	76 % H	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$9.17	$8.97	$9.53	$8.98	$9.39
Income from Investment Operations
Net investment income (loss) A,B	.305	.702	.659	.300	.228	.295
Net realized and unrealized gain (loss)	(.242)	.102	.199	(.565)	.524	(.411)
Total from investment operations	.063	.804	.858	(.265)	.752	(.116)
Distributions from net investment income	(.303)	(.684)	(.658)	(.295)	(.202)	(.294)
Total distributions	(.303)	(.684)	(.658)	(.295)	(.202)	(.294)
Net asset value, end of period	$9.05	$9.29	$9.17	$8.97	$9.53	$8.98
Total Return C,D,E	.66%	9.03%	9.84%	(2.81)%	8.42%	(1.19)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.71% H	1.70%	1.72%	1.72%	1.73%	1.74%
Expenses net of fee waivers, if any	1.70 % H	1.69%	1.71%	1.72%	1.73%	1.74%
Expenses net of all reductions, if any	1.70% H	1.69%	1.71%	1.72%	1.73%	1.74%
Net investment income (loss)	6.65% H	7.56%	7.21%	3.24%	2.42%	3.26%
Supplemental Data
Net assets, end of period (000 omitted)	$112,586	$115,117	$109,760	$113,629	$108,738	$156,443
Portfolio turnover rate I	76 % H	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Floating Rate High Income Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.28	$9.16	$8.96	$9.52	$8.97	$9.38
Income from Investment Operations
Net investment income (loss) A,B	.352	.794	.753	.397	.326	.391
Net realized and unrealized gain (loss)	(.241)	.106	.200	(.566)	.525	(.413)
Total from investment operations	.111	.900	.953	(.169)	.851	(.022)
Distributions from net investment income	(.351)	(.780)	(.753)	(.391)	(.301)	(.388)
Total distributions	(.351)	(.780)	(.753)	(.391)	(.301)	(.388)
Net asset value, end of period	$9.04	$9.28	$9.16	$8.96	$9.52	$8.97
Total Return C,D	1.18%	10.16%	10.99%	(1.79)%	9.58%	(.15)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66% G	.67%	.67%	.68%	.67%	.68%
Expenses net of fee waivers, if any	.65 % G	.66%	.67%	.68%	.67%	.68%
Expenses net of all reductions, if any	.65% G	.66%	.67%	.68%	.67%	.68%
Net investment income (loss)	7.70% G	8.59%	8.26%	4.29%	3.48%	4.32%
Supplemental Data
Net assets, end of period (000 omitted)	$9,337,097	$9,515,970	$7,026,215	$6,460,937	$6,418,533	$4,639,776
Portfolio turnover rate H	76 % G	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.27	$9.15	$8.96	$9.51	$8.96	$9.37
Income from Investment Operations
Net investment income (loss) A,B	.350	.794	.750	.391	.321	.388
Net realized and unrealized gain (loss)	(.242)	.102	.190	(.554)	.525	(.414)
Total from investment operations	.108	.896	.940	(.163)	.846	(.026)
Distributions from net investment income	(.348)	(.776)	(.750)	(.387)	(.296)	(.384)
Total distributions	(.348)	(.776)	(.750)	(.387)	(.296)	(.384)
Net asset value, end of period	$9.03	$9.27	$9.15	$8.96	$9.51	$8.96
Total Return C,D	1.15%	10.13%	10.84%	(1.73)%	9.54%	(.20)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.69%	.70%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.69 % G	.68%	.70%	.72%	.72%	.72%
Expenses net of all reductions, if any	.69% G	.68%	.70%	.72%	.72%	.72%
Net investment income (loss)	7.66% G	8.57%	8.23%	4.25%	3.43%	4.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,997,799	$2,081,268	$1,971,623	$1,993,479	$1,166,925	$681,014
Portfolio turnover rate H	76 % G	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.28	$9.16	$8.96	$9.51	$8.97	$9.37
Income from Investment Operations
Net investment income (loss) A,B	.354	.805	.759	.401	.329	.388
Net realized and unrealized gain (loss)	(.241)	.101	.198	(.555)	.516	(.396)
Total from investment operations	.113	.906	.957	(.154)	.845	(.008)
Distributions from net investment income	(.353)	(.786)	(.757)	(.396)	(.305)	(.392)
Total distributions	(.353)	(.786)	(.757)	(.396)	(.305)	(.392)
Net asset value, end of period	$9.04	$9.28	$9.16	$8.96	$9.51	$8.97
Total Return C,D	1.20%	10.24%	11.05%	(1.63)%	9.52%	.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60% G	.59%	.62%	.62%	.62%	.63%
Expenses net of fee waivers, if any	.59 % G	.58%	.61%	.62%	.62%	.63%
Expenses net of all reductions, if any	.59% G	.58%	.61%	.62%	.62%	.63%
Net investment income (loss)	7.76% G	8.67%	8.31%	4.35%	3.53%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,291,237	$2,206,521	$2,513,073	$2,798,332	$2,448,993	$640,519
Portfolio turnover rate H	76 % G	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2025 was 9.88%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$148,361,473	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5	Increase
		Market approach	Transaction price	$100.00	Increase
		Indicative market price	Evaluated bid	$73.00 - $100.00 / $87.79	Increase
		Discounted cash flow	Yield	8.4% - 19.7% / 11.2%	Decrease
		Recovery value	Recovery value	$0.00	Increase
Common Stocks	$68,430,678	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.5 - 11.0 / 4.9	Increase
		Market approach	Transaction price	$2.92 - $18.00 / $16.24	Increase
		Discounted cash flow	Discount rate	13.3%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.2%	Increase
			Term	0.5	Increase
			Volatility	62.5%	Increase
Non-Convertible Corporate Bonds	$2,466,124	Discounted cash flow	Yield	16.3%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$199,539,046
Gross unrealized depreciation	(626,736,998)
Net unrealized appreciation (depreciation)	$(427,197,952)
Tax cost	$14,882,481,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(45,217,707)
Long-term	(1,183,684,308)
Total capital loss carryforward	$(1,228,902,015)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor Floating Rate High Income Fund	Fidelity Private Credit Company LLC	10,119,993

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Floating Rate High Income Fund	5,589,072,089	5,689,121,328
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Fidelity Floating Rate High Income Fund	.65
Class I	.68
Class Z	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Fidelity Floating Rate High Income Fund	.65
Class I	.68
Class Z	.59

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	854,565	98,202
Class M	- %	.25%	108,860	1,265
Class C	.75%	.25%	566,625	125,604
			1,530,050	225,071

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	38,088
Class M	2,419
Class CA	224
40,731
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Floating Rate High Income Fund	Borrower	57,500,000	4.59%	102,607

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Floating Rate High Income Fund	12,156
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Floating Rate High Income Fund	55	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until February 28, 2026. During the period, this waiver reduced the Fund's management fee by $441,994.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $54,618.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Floating Rate High Income Fund
Distributions to shareholders
Class A	$24,939,733	$52,533,545
Class M	3,181,081	7,099,498
Class C	3,715,995	8,508,873
Fidelity Floating Rate High Income Fund	383,497,433	711,163,940
Class I	85,835,218	178,961,231
Class Z	89,114,095	207,694,123
Total	$590,283,555	$1,165,961,210
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Floating Rate High Income Fund
Class A
Shares sold	14,945,396	22,756,529	$138,326,811	$211,398,674
Reinvestment of distributions	2,464,419	5,113,309	22,771,004	47,496,733
Shares redeemed	(16,115,999)	(20,704,875)	(148,256,725)	(192,231,705)
Net increase (decrease)	1,293,816	7,164,963	$12,841,090	$66,663,702
Class M
Shares sold	2,242,512	2,511,681	$20,579,261	$23,291,716
Reinvestment of distributions	334,396	743,606	3,084,585	6,898,126
Shares redeemed	(2,065,912)	(3,268,808)	(19,037,726)	(30,318,534)
Net increase (decrease)	510,996	(13,521)	$4,626,120	$(128,692)
Class C
Shares sold	1,963,879	3,991,579	$18,114,048	$37,063,853
Reinvestment of distributions	381,009	864,481	3,520,056	8,030,385
Shares redeemed	(2,297,797)	(4,433,504)	(21,225,907)	(41,156,972)
Net increase (decrease)	47,091	422,556	$408,197	$3,937,266
Fidelity Floating Rate High Income Fund
Shares sold	293,904,087	481,932,088	$2,720,381,205	$4,469,766,893
Reinvestment of distributions	34,416,042	63,797,694	317,619,248	591,928,043
Shares redeemed	(321,049,646)	(287,304,733)	(2,936,336,456)	(2,661,888,523)
Net increase (decrease)	7,270,483	258,425,049	$101,663,997	$2,399,806,413
Class I
Shares sold	79,731,863	100,802,939	$737,320,398	$933,137,052
Reinvestment of distributions	7,078,895	14,366,894	65,226,628	133,168,360
Shares redeemed	(90,129,886)	(106,103,199)	(819,869,374)	(982,087,326)
Net increase (decrease)	(3,319,128)	9,066,634	$(17,322,348)	$84,218,086
Class Z
Shares sold	50,228,734	59,274,711	$464,691,391	$549,774,366
Reinvestment of distributions	7,338,416	17,057,225	67,663,463	158,207,997
Shares redeemed	(41,950,614)	(112,864,599)	(383,095,994)	(1,046,682,727)
Net increase (decrease)	15,616,536	(36,532,663)	$149,258,860	$(338,700,364)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.757235.124
AFR-SANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025